UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742

Name of Fund: BlackRock Funds

BlackRock Emerging Markets Long/Short Equity Fund

BlackRock Global Long/Short Equity Fund

BlackRock India Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2013

Date of reporting period: 04/30/2013

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2013 (Unaudited)	BlackRock Emerging Markets Long/Short Equity Fund (Percentages shown are based on Net Assets)
Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (a)(b)	608,557,111	$608,557,111
Total Short-Term Securities (Cost – $608,557,111*) – 102.7%		608,557,111
Liabilities in Excess of Other Assets – (2.7)%		(15,841,627)
Net Assets – 100.0%		$592,715,484

Notes to Schedule of Investments
*	Cost for federal income tax purposes.
(a)	Investments in issuers considered to be an affiliate of the Fund during the period ended April 30, 2013, for purposes of Section 2(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliate	Shares Held at July 31, 2012	Net Activity	Shares Held at April 30, 2013	Income	Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	195,668,859	412,888,252	608,557,111	$387,419	$4,412
(b)	Represents the current yield as of report date.
•	Total return swaps outstanding as of April 30, 2013 were as follows:[1]
Reference Entity	Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation	Net Value of Reference Entities
Basket of Equity Securities Long/Short:	Goldman Sachs & Co.	6/17/13	$24,249,228	$15,989,029[2]	$40,728,678
	Morgan Stanley & Co, Inc.	12/19/14	$29,897,711	10,047,499[3]	40,548,169
	UBS AG	Open[4]	$33,482,022	7,623,190[5]	40,946,328
Total				$33,659,718	$122,223,175
[1]	The Fund receives or pays the total return on a portfolio of long and short positions underlying the custom basket and pays or receives a specific LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the currencies of the securities underlying the custom basket.
[2]	Amount includes $490,421 of dividends and financing income payable from the Fund to the counterparty.
[3]	Amount includes $602,959 of dividends and financing income payable from the Fund to the counterparty.
[4]	Certain swaps have no stated expiration and can be terminated by either party at any time.
[5]	Amount includes $158,884 of dividends and financing income receivable by the Fund from the counterparty.
Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
GDR	Global Depositary Receipts
BLACKROCK FUNDS	APRIL 30, 2013	1

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

The following table represents the individual long and short positions and related values of the basket of equity securities underlying the total return swap with Goldman Sachs Group, Inc. as of April 30, 2013:

	Shares	Value
Reference Entity - Long
Argentina
Banco Macro SA - ADR	12,561	$200,222
Ternium SA - ADR	18,178	425,547
		625,769
Brazil
AES Tiete SA, Preference Shares	48,600	500,635
Banco do Brasil SA	80,200	1,007,335
BRF SA	38,500	952,518
BRF SA - ADR	81,078	2,013,167
CCR SA	403,500	3,989,119
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	3,604	199,377
Cia de Bebidas das Americas, Preference Shares	73,200	3,029,344
Cia de Bebidas das Americas, Preference Shares - ADR	104,419	4,387,686
Cia de Bebidas das Americas	30,800	1,259,248
Cia de Saneamento Basico do Estado de Sao Paulo	77,100	1,084,776
Cia Energetica de Minas Gerais - ADR	51,689	663,170
Cia Energetica de Minas Gerais, Preference Shares	8,900	113,833
Cia Energetica de Sao Paulo, Preference B Shares	4,900	51,921
Cia Sharesanaense de Energia, Preference B Shares	82	1,458
Cia Siderurgica Nacional SA	95,300	376,294
Duratex SA	668,140	5,052,584
Embraer SA	58,100	508,475
Embraer SA - ADR	49,383	1,724,948
Even Construtora e Incorporadora SA	150,000	708,484
Klabin SA, Preference Shares	393,300	2,677,369
Lojas Americanas SA, Preference Shares	186,100	1,638,926
Porto Seguro SA	37,800	474,401
Sul America SA	11,668	86,603
Telefonica Brasil SA, Preference Shares	11,600	307,923
Tim Sharesticipacoes SA	27,200	114,741
Tractebel Energia SA	51,000	908,734
Vale SA, Preference A Shares	78,400	1,279,008
		35,112,077
Canada
Coeur d'Alene Mines Corp.	7,004	106,741
Gran Tierra Energy, Inc.	16,028	88,635
Methanex Corp.	10,386	440,202
Silver Wheaton Corp.	22,279	544,674
		1,180,252

	Shares	Value
Reference Entity - Long
Chile
Enersis SA - ADR	77,251	$1,458,499
China
Agricultural Bank of China Ltd., Class H	689,000	330,164
Air China Ltd., Class H	376,000	304,806
Anta Sports Products Ltd.	387,000	324,812
Bank of China Ltd., Class H	1,295,000	606,752
Beijing Capital International Airport Co. Ltd., Class H	612,000	425,168
China Coal Energy Co.	308,000	237,758
China Construction Bank, Class H	1,115,000	935,831
China Merchants Bank Co. Ltd., Class H	26,500	56,607
China Minsheng Banking Corp. Ltd., Class H	614,500	790,544
China Mobile Ltd.	346,500	3,811,019
China Oilfield Services Ltd., Class H	682,000	1,348,304
China Railway Construction Corp., Class H	164,500	166,302
China Southern Airlines Co. Ltd., Class H	252,000	132,919
CNOOC Ltd.	258,000	483,252
CSR Corp. Ltd., Class H	171,000	112,897
Datang International Power Generation Co. Ltd., Class H	470,000	207,236
Dongfeng Motor Group Co. Ltd., Class H	812,000	1,213,116
Evergrande Real Estate Group Ltd.	254,000	103,928
Fosun International Ltd.	240,500	171,422
Golden Eagle Retail Group Ltd.	112,000	197,372
Great Wall Motor Co. Ltd.	1,835,000	7,973,032
Guangzhou Pharmaceutical Co. Ltd., Class H	130,000	426,766
Guangzhou R&F Properties Co. Ltd., Class H	261,600	474,708
Industrial and Commercial Bank of China Ltd., Class H	1,182,000	833,197
Intime DeSharestment Store Group Co. Ltd.	174,500	207,353
Jiangsu Expressway Co. Ltd., Class H	1,984,000	2,173,906
Lenovo Group Ltd.	2,724,000	2,491,862
Shanghai Electric Group Co. Ltd., Class H	3,152,000	1,107,787
Sihuan Pharmaceutical Holdings Group Ltd.	1,557,000	874,855
Sinopharm Group Co. Ltd., Class H	317,600	946,452
Soho China Ltd.	417,500	360,759
Sun Art Retail Group Ltd.	1,276,000	1,784,346
Tencent Holdings Ltd.	19,500	672,716
Wumart Stores, Inc., Class H	231,000	404,909
Zhejiang Expressway Co. Ltd., Class H	766,000	602,315

BLACKROCK FUNDS	APRIL 30, 2013	2

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund
	Shares	Value
Reference Entity - Long
China (concluded)
Zijin Mining Group Co. Ltd., Class H	568,000	$168,484
		33,463,656
Colombia
Pacific Rubiales Energy Corp.	3,258	68,882
Petrominerales Ltd.	98,787	545,194
		614,076
Hong Kong
Agile Property Holdings Ltd.	42,000	54,450
Anton Oilfield Services Group	626,000	501,090
Bosideng International Holdings Ltd.	1,350,000	355,099
China Gas Holdings Ltd.	98,000	96,707
China Lumena New Materials Corp.	884,000	193,086
China Overseas Land & Investment Ltd.	146,000	445,776
China Resources Enterprise Ltd.	444,000	1,524,313
China Resources Gas Group Ltd.	62,000	174,081
China Resources Power Holdings Co. Ltd.	4,000	13,097
China Taiping Insurance Holdings Co. Ltd.	69,200	118,053
Citic Pacific Ltd.	589,000	714,192
COSCO Pacific Ltd.	112,000	148,792
Dongyue Group	485,000	271,863
Geely Automobile Holdings Ltd.	2,400,000	1,209,805
Guangdong Investment Ltd.	1,826,000	1,767,886
Haier Electronics Group Co. Ltd.	82,000	146,610
Honghua Group, Ltd.	1,686,000	824,114
Huabao International Holdings Ltd.	618,000	283,958
KWG Property Holding Ltd.	158,000	109,248
MMG Ltd.	1,656,000	498,831
Poly Property Group Co. Ltd.	203,000	141,647
Sino Biopharmaceutical	3,084,000	2,128,037
Skyworth Digital Holdings Ltd.	4,000	3,304
Sunac China Holdings Ltd.	287,000	231,564
Vinda International Holdings Ltd.	82,000	107,355
		12,062,958
Indonesia
Bank Rakyat Indonesia Persero Tbk PT	76,000	73,608
Indo Tambangraya Megah Tbk PT	26,000	98,377
Indocement Tunggal Prakarsa Tbk PT	852,500	2,319,689
Kalbe Farma Tbk PT	2,501,500	358,309
Perusahaan Gas Negara Persero Tbk PT	7,345,500	4,724,820
Semen Gresik Persero Tbk PT	104,500	198,051
Telekomunikasi Indonesia Persero Tbk PT	153,500	184,934
Unilever Indonesia Tbk PT	77,000	208,049
		8,165,837
Israel
Bank Hapoalim BM	107,395	499,575

	Shares	Value
Reference Entity - Long
Israel (concluded)
Bezeq Israeli Telecommunication Corp. Ltd.	1,086,329	$1,577,909
The Israel Corp. Ltd.	1,337	860,955
		2,938,439
Malaysia
AirAsia Bhd	2,073,800	1,998,784
Berjaya Sports Toto Bhd	322,715	445,504
British American Tobacco Malaysia Bhd	43,600	908,008
Lafarge Malayan Cement Bhd	211,000	687,961
Petronas Chemicals Group Bhd	2,961,600	6,357,988
PPB Group Bhd	52,800	222,133
Tenaga Nasional Bhd	193,500	499,276
UMW Holdings Bhd	77,000	361,906
		11,481,560
Mexico
Alfa SAB, Class A	243,429	565,354
Coca-Cola Femsa SAB de CV - ADR	998	161,047
ComSharestamos SAB de CV	12,300	20,483
Fomento Economico Mexicano SAB de CV	189,800	2,158,527
Fomento Economico Mexicano SAB de CV - ADR	1,052	119,286
Grupo Aeroportuario del Pacifico SAB de CV - ADR	25,924	1,500,481
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	333,400	1,908,587
Grupo Carso SAB de CV, Series A1	35,970	205,322
Grupo Televisa SAB, Series CPO	42,400	215,277
Grupo Televisa SAB - ADR	20,608	521,795
Kimberly-Clark de Mexico SAB de CV, Class A	1,028,631	3,568,182
		10,944,341
Peru
Southern Copper Corp.	4,327	144,219
Philippines
Aboitiz Power Corp.	644,100	583,696
Alliance Global Group, Inc.	1,064,100	613,524
		1,197,220
Poland
Eurocash SA	51,764	932,124
KGHM Polska Miedz SA	24,047	1,131,431
PGE SA	400,412	2,080,930
Synthos SA	97,180	144,955
Tauron Polska Energia SA	425,695	568,039
		4,857,479
Russia
AK Transneft OAO, Preference Shares	373	753,960
Gazprom OAO	543,850	2,172,836
LSR Group - GDR	30,871	134,724
Lukoil OAO	15,844	1,005,926

BLACKROCK FUNDS	APRIL 30, 2013	3

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund
	Shares	Value
Reference Entity - Long
Russia (concluded)
Lukoil OAO - ADR	7,306	$464,544
Magnit OJSC - GDR	25,389	1,297,386
Mechel - ADR	74,658	304,605
MegaFon OAO - GDR	63,261	1,952,234
Sberbank, Preference Shares	179,800	418,426
Sberbank	874,520	2,790,609
Sistema JSFC - GDR	66,704	1,275,604
Tatneft OAO, Class S	30,500	195,238
VTB Bank OJSC -GDR	51,272	162,092
VTB Bank OJSC	637,640,000	1,010,152
		13,938,336
South Africa
Barloworld Ltd.	13,782	144,370
Bidvest Group Ltd.	134,781	3,508,088
FirstRand Ltd.	732,628	2,548,888
Harmony Gold Mining Co. Ltd. - ADR	84,412	433,033
Imperial Holdings Ltd.	77,421	1,716,334
Kumba Iron Ore Ltd.	4,766	252,646
Liberty Holdings Ltd.	76,893	1,024,947
Life Healthcare Group Holdings Ltd.	452,093	1,909,940
Mediclinic International Ltd.	39,364	285,354
Mr. Price Group Ltd.	33,590	483,293
Naspers Ltd., N Shares	45,008	3,016,104
Nedbank Group Ltd.	39,873	847,831
PPC Ltd.	89,644	327,767
Reunert Ltd.	55,720	484,271
Sibanye Gold Ltd. - ADR	2,180	8,393
Standard Bank Group Ltd.	142,854	1,786,315
Vodacom Group Ltd.	315,796	3,702,557
Woolworths Holdings Ltd.	208,895	1,630,135
		24,110,266
South Korea
Asiana Airlines, Inc.	78,360	372,643
Cheil Worldwide, Inc.	11,670	288,509
CJ O Shopping Co. Ltd.	3,749	1,115,398
Coway Co. Ltd.	15,620	791,425
Daelim Industrial Co. Ltd.	1,880	131,674
Digital Optics Co. Ltd.	13,471	299,682
Dongbu Insurance Co. Ltd.	20,410	824,594
Doosan Corp.	14,596	1,633,143
Duksan Hi-Metal Co. Ltd.	16,622	412,790
Grand Korea Leisure Co. Ltd.	8,960	278,606
GS Retail Co. Ltd.	1,790	48,073
Hana Financial Group, Inc.	21,705	695,125
Hansol SeenTec Co. Ltd.	25,933	275,676
Hanwha Chemical Corp.	4,110	61,151
Hanwha Corp.	125,790	3,565,682
Huvis Corp.	37,420	406,774
Huvitz Co. Ltd.	12,819	258,943
Hyundai Engineering & Construction Co. Ltd.	2,565	134,877
Hyundai Mobis	34,916	7,938,817
Hyundai Steel Co.	10,392	721,995

	Shares	Value
Reference Entity - Long
South Korea (concluded)
Hyundai Wia Corp.	3,007	$388,582
Infraware, Inc.	13,890	174,959
KEPCO Engineering & Construction Co., Inc.	2,126	169,323
KGMobilians Co. Ltd.	16,775	250,245
Kia Motors Corp.	38,964	1,943,567
Korea Investment Holdings Co. Ltd.	3,290	138,661
Korea Life Insurance Co. Ltd.	9,090	55,346
Korean Air Lines Co. Ltd.	1,700	54,554
LG Corp.	2,774	165,475
LG Display Co. Ltd.	33,030	903,815
Lotte Confectionery Co. Ltd.	105	183,138
Lotte Shopping Co. Ltd.	13,602	5,079,624
Macrogen, Inc.	13,880	498,861
Mirae Asset Securities Co. Ltd.	11,290	472,600
Orion Corp.	109	115,297
Osstem Implant Co. Ltd.	1,800	51,077
Sharestron Co. Ltd.	36,765	777,604
Samsung C&T Corp.	3,072	164,899
Samsung Card Co.	16,670	640,025
Samsung Electro-Mechanics Co. Ltd.	4,433	397,230
Samsung Electronics Co. Ltd.	636	879,600
Samsung Electronics Co. Ltd., Preference Shares	7,262	5,754,596
SK Holdings Co. Ltd.	4,129	595,939
SK Telecom Co. Ltd. - ADR	171,460	3,341,755
Woori Finance Holdings Co. Ltd.	57,050	617,741
		44,070,090
Taiwan
Advanced Semiconductor Engineering, Inc.	1,024,000	893,140
ASUSTek Computer, Inc.	154,000	1,793,692
Capella Microsystems Taiwan, Inc.	90,000	692,959
Capital Securities Corp.	585,000	207,368
Cheng Shin Rubber Industry Co. Ltd.	528,000	1,790,838
Chicony Electronics Co. Ltd.	287,000	844,348
Chipbond Technology Corp.	15,000	38,239
Delta Electronics, Inc.	19,000	91,159
Eclat Textile Co. Ltd.	251,000	1,515,820
Elan Microelectronics Corp.	396,000	1,054,531
Eva Airways Corp.	963,000	537,379
Far Eastern DeSharestment Stores Co. Ltd.	172,000	152,263
Far Eastern New Century Corp.	530,010	571,188
Formosa Chemicals & Fibre Corp.	82,000	192,238
Formosa Plastics Corp.	31,000	75,309
Formosa Taffeta Co. Ltd.	290,000	275,970
Integrated Memory Logic Ltd.	46,894	133,370
Largan Precision Co. Ltd.	36,000	985,277
Lite-On Technology Corp.	62,000	111,649
Merida Industry Co. Ltd.	1,084,000	6,619,561
Novatek Microelectronics Corp.	81,000	396,016
Pegatron Corp.	1,459,000	2,391,953

BLACKROCK FUNDS	APRIL 30, 2013	4

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund
	Shares	Value
Reference Entity - Long
Taiwan (concluded)
Pou Chen Corp.	1,370,000	$1,617,138
President Chain Store Corp.	975,000	6,017,991
Taishin Financial Holding Co. Ltd.	494,118	214,695
Taiwan Business Bank	1,060,000	326,331
Taiwan Cooperative Financial Holding	400	230
Taiwan Mobile Co. Ltd.	454,000	1,654,493
Taiwan Semiconductor Manufacturing Co. Ltd.	2,123,000	7,879,368
Teco Electric and Machinery Co. Ltd.	2,958,000	2,783,853
Tong Hsing Electronic Industries Ltd.	106,000	466,914
TPK Holding Co. Ltd.	12,000	244,139
Uni-President China Holdings Ltd.	407,000	442,526
Uni-President Enterprises Corp.	1,334,270	2,629,176
Vanguard International Semiconductor Corp.	187,000	204,263
Wan Hai Lines Ltd.	224,000	125,396
Ways Technical Corp. Ltd.	48,000	125,643
Yang Ming Marine Transport Corp.	584,000	262,589
		46,359,012
Thailand
Advanced Info Service PCL	115,300	1,060,681
Airports of Thailand PCL	428,400	2,109,159
Bangkok Dusit Medical Services PCL	549,900	3,166,375
BEC World PCL	192,300	438,981
CP ALL PCL	2,895,000	4,340,034
Jasmine International PCL	3,309,900	930,381
PTT Global Chemical PCL	597,400	1,485,867
		13,531,478
Turkey
Coca-Cola Icecek AS	36,911	1,029,452
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	615,221	1,055,185
Enka Insaat ve Sanayi AS	1,122,662	3,474,665
KOC Holding AS	155,451	942,604
Koza Altin Isletmeleri AS	11,588	232,432
Petkim Petrokimya Holdings AS	349,765	609,795
TAV Havalimanlari Holding AS	155,026	1,094,964
Tupras Turkiye Petrol Rafinerileri AS	4,988	139,400
Turk Hava Yollari	2,142,995	8,928,802
Turk Telekomunikasyon AS	20,931	99,291
Turk Traktor ve Ziraat Makineleri AS	11,911	450,777
Turkiye Halk Bankasi AS	28,464	310,805
Turkiye Is Bankasi, Class C	264,709	1,023,892
		19,392,064
United Kingdom
Antofagasta Plc	84,711	1,188,670

	Shares	Value
Reference Entity - Long
United Kingdom (concluded)
Evraz Plc	198,941	$484,121
Lonmin Plc	8,908	36,991
Mondi Plc	2,979	39,754
		1,749,536
United States
AES Corp.	168,296	2,332,583
Total Reference Entity - Long		289,729,747
Reference Entity - Short
Brazil
Aliansce Shopping Centers SA	(18,000)	(203,234)
B2W Cia Digital	(29,200)	(167,837)
Banco Bradesco SA	(16,146)	(267,862)
Banco Santander Brasil SA	(267,873)	(1,987,618)
BR Malls Sharesticipacoes SA	(6,000)	(71,223)
BR Properties SA	(120,200)	(1,339,728)
Brazil Pharma SA	(69,000)	(441,434)
Centrais Eletricas Brasileiras SA	(106,900)	(290,125)
CETIP SA - Mercador Organizados	(76,604)	(913,543)
Cia de Transmissao de Energia Eletrica Paulista, Preference Shares	(100)	(1,753)
CPFL Energia SA - ADR	(19,699)	(421,559)
Diagnosticos da America SA	(259,200)	(1,422,475)
Gerdau SA - ADR	(261,759)	(2,054,808)
Gol Linhas Aereas Inteligentes SA, Preference Shares	(13,300)	(82,429)
HRT Sharesticipacoes em Petroleo SA	(338,500)	(735,961)
Itau Unibanco Holding SA Preference Shares - ADR	(126,704)	(2,132,428)
Kroton Educacional SA	(250,900)	(3,511,283)
LLX Logistica SA	(190,900)	(188,920)
Localiza Rent a Car SA	(6,200)	(110,009)
M Dias Branco SA	(2,600)	(115,657)
MPX Energia SA	(207,100)	(888,126)
Odontoprev SA	(182,300)	(924,826)
OGX Petroleo e Gas Sharesticipacoes SA	(103,600)	(100,972)
Oi SA, Preference Shares	(705,400)	(1,745,210)
PDG Realty SA Empreendimentos e Sharesticipacoes	(81,000)	(92,710)
Raia Drogasil SA	(199,300)	(2,146,652)
Suzano Papel e Celulose SA, Preference Shares	(44,200)	(161,049)
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	(3,900)	(73,098)
		(22,592,529)
Chile
Empresa Nacional de Electricidad SA - ADR	(9,813)	(523,131)
Latam Airlines Group SA - ADR	(79,840)	(1,652,688)
Sociedad Quimica y Minera de Chile SA - ADR	(88,374)	(4,373,629)
		(6,549,448)

BLACKROCK FUNDS	APRIL 30, 2013	5

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund
	Shares	Value
Reference Entity - Short
China
Aluminum Corp. of China Ltd. - ADR	(18,234)	$(175,958)
Anhui Conch Cement Co. Ltd., Class H	(17,500)	(63,535)
BBMG Corp., Class H	(250,500)	(201,724)
Brilliance China Automotive Holdings Ltd.	(2,358,000)	(2,893,091)
China Communications Services Corp. Ltd., Class H	(1,384,000)	(1,013,888)
China COSCO Holdings Co. Ltd., Class H	(80,000)	(33,896)
China Life Insurance Co. Ltd., Class H	(614,000)	(1,698,312)
China Longyuan Power Group Corp., Class H	(3,182,000)	(2,922,687)
China National Building Material Co. Ltd., Class H	(970,000)	(1,148,380)
China Pacific Insurance Group Co. Ltd., Class H	(1,353,600)	(4,878,699)
China Railway Group Ltd., Class H	(239,000)	(126,156)
China Shipping Development Co. Ltd., Class H	(456,000)	(196,250)
Country Garden Holdings Co. Ltd.	(646,000)	(365,997)
Daphne International Holdings Ltd.	(68,000)	(70,901)
Guangzhou Automobile Group Co. Ltd., Class H	(1,944,000)	(1,607,347)
Haitong Securities Co. Ltd., Class H	(1,570,400)	(2,291,598)
Hengan International Group Co. Ltd.	(12,000)	(124,222)
Jiangxi Copper Co. Ltd., Class H	(219,000)	(427,471)
Longfor Properties Co. Ltd.	(82,000)	(137,190)
Metallurgical Corp. of China Ltd., Class H	(741,000)	(151,244)
Shareskson Retail Group Ltd.	(240,000)	(129,997)
PetroChina Co. Ltd., Class H	(186,000)	(237,081)
Ping An Insurance Group Co., Class H	(219,000)	(1,738,179)
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	(1,896,000)	(1,826,428)
Shui On Land Ltd.	(346,000)	(95,174)
Sinopec Shanghai Petrochemical Co. Ltd., Class H	(2,728,000)	(940,731)
Tingyi Cayman Islands Holding Corp.	(1,002,000)	(2,772,278)
Tsingtao Brewery Co. Ltd., Class H	(32,000)	(214,644)
Zhongsheng Group Holdings Ltd.	(812,500)	(1,130,589)
		(29,613,647)

	Shares	Value
Reference Entity - Short
Hong Kong
Beijing Enterprises Holdings Ltd.	(468,000)	$(3,503,711)
China Agri-Industries Holdings Ltd.	(2,266,000)	(1,113,639)
China Everbright International Ltd.	(5,095,000)	(3,944,239)
China Foods Ltd.	(1,500,000)	(766,253)
China High Speed Transmission Equipment Group Co. Ltd.	(893,000)	(432,473)
China Mengniu Dairy Co. Ltd.	(1,452,000)	(4,087,216)
China Resources Cement Holdings Ltd.	(468,000)	(270,343)
China Resources Land Ltd.	(180,000)	(545,567)
China State Construction International Holdings Ltd.	(1,270,000)	(1,852,860)
Chow Tai Fook Jewellery Group Ltd.	(1,117,600)	(1,506,756)
Dah Chong Hong Holdings Ltd.	(405,000)	(373,836)
Franshion Properties China Ltd.	(2,428,000)	(829,529)
Lee & Man Paper Manufacturing Ltd.	(397,000)	(296,126)
Lonking Holdings Ltd.	(918,000)	(174,486)
Shanghai Industrial Holdings Ltd.	(1,138,000)	(3,615,790)
Yingde Gases	(148,500)	(143,203)
		(23,456,027)
India
Dr. Reddy's Laboratories Ltd. - ADR	(18,897)	(715,818)
Indonesia
Astra International Tbk PT	(3,826,000)	(2,894,930)
Bank Central Asia Tbk PT	(483,500)	(535,171)
Bank Danamon Indonesia Tbk PT	(126,500)	(83,987)
Charoen Pokphand Indonesia Tbk PT	(1,197,500)	(622,277)
Gudang Garam Tbk PT	(304,395)	(1,548,534)
Indosat Tbk PT	(435,000)	(268,649)
United Tractors Tbk PT	(487,500)	(891,631)
		(6,845,179)
Israel
Avner Oil Exploration LLP	(260,615)	(184,013)
Bank Leumi Le-Israel BM	(40,198)	(142,881)
Israel Chemicals Ltd.	(50,406)	(600,663)
Teva Pharmaceutical Industries Ltd. - ADR	(6,672)	(255,471)
		(1,183,028)
Luxembourg
Kernel Holding SA	(40,696)	(739,093)

BLACKROCK FUNDS	APRIL 30, 2013	6

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund
	Shares	Value
Reference Entity - Short
Malaysia
CIMB Group Holdings Bhd	(54,900)	$(139,762)
Felda Global Ventures Holdings Bhd	(190,200)	(288,816)
Genting Plantations Bhd	(35,100)	(98,808)
IOI Corp. Bhd	(179,300)	(296,427)
Kuala Lumpur Kepong Bhd	(71,400)	(505,960)
Malaysia Airports Holdings Bhd	(113,700)	(224,971)
Maxis Bhd	(130,000)	(288,869)
MISC Bhd	(346,800)	(496,975)
Sime Darby Bhd	(735,600)	(2,283,302)
		(4,623,890)
Mexico
Alpek SA de CV	(174,700)	(416,956)
America Movil SAB de CV, Series L - ADR	(40,943)	(875,361)
Arca Continental SAB de CV	(991,600)	(8,177,926)
Cemex SAB de CV	(455,000)	(512,996)
Cemex SAB de CV - ADR	(375,022)	(4,218,997)
Empresas ICA SAB de CV	(174,100)	(481,337)
Genomma Lab Internacional SAB de CV, Series B	(960,850)	(2,078,018)
Grupo Bimbo SAB de CV, Series A	(122,200)	(397,628)
Grupo Financiero Banorte SAB de CV, Series O	(110,800)	(715,628)
Grupo Modelo SAB de CV, Series C	(19,700)	(179,246)
Mexichem SAB de CV	(1,388,200)	(7,075,735)
Minera Frisco SAB de CV, Series A1	(75,300)	(321,856)
		(25,451,684)
Panama
Banco Latinoamericano de Comercio Exterior SA, Class E	(4,718)	(107,051)
Copa Holdings SA, Class A	(7,484)	(939,841)
		(1,046,892)
Peru
Cia de Minas Buenaventura SA - ADR	(45,798)	(916,876)
Philippines
DMCI Holdings, Inc.	(47,000)	(65,144)
International Container Terminal Services, Inc.	(29,700)	(66,410)
Philippine Long Distance Telephone Co. - ADR	(41,046)	(3,015,650)
		(3,147,204)

	Shares	Value
Reference Entity - Short
Poland
Asseco Poland SA	(17,999)	$(244,294)
Cyfrowy Polsat SA	(43,476)	(230,048)
Jastrzebska Spolka Weglowa SA	(4,715)	(125,500)
Polskie Gornictwo Naftowe i Gazownictwo SA	(606,534)	(1,025,492)
Powszechna Kasa Oszczednosci Bank Polski SA	(7,691)	(80,086)
		(1,705,420)
Russia
Federal Grid Co. Unified Energy System JSC	(39,810,000)	(155,109)
Federal Hydrogenerating Co. JSC	(40,639,000)	(726,284)
Inter Rao Ues OAO	(1,022,300,000)	(423,279)
Rostelecom OJSC	(301,020)	(1,128,960)
Severstal OAO - GDR	(115,355)	(987,719)
Surgutneftegas OAO	(65,600)	(56,448)
Surgutneftegas OJSC - ADR	(269,720)	(2,301,141)
Uralkali OJSC - GDR	(12,668)	(459,407)
X5 Retail Group NV - GDR	(160,568)	(2,817,492)
		(9,055,839)
South Africa
Anglo American Platinum Ltd.	(23,743)	(904,907)
ArcelorMittal South Africa Ltd.	(111,518)	(286,576)
Aveng Ltd.	(405,233)	(1,332,186)
Discovery Holdings Ltd.	(386,786)	(3,527,094)
The Foschini Group Ltd.	(486,410)	(6,241,803)
Growthpoint Properties Ltd.	(206,578)	(679,053)
Massmart Holdings Ltd.	(63,265)	(1,311,338)
MTN Group Ltd.	(253,496)	(4,574,585)
Northam Platinum Ltd.	(123,943)	(460,759)
Pick n Pay Stores Ltd.	(1,052,720)	(4,985,858)
Shoprite Holdings Ltd.	(151,725)	(2,881,214)
Steinhoff International Holdings Ltd.	(46,097)	(123,123)
Truworths International Ltd.	(10,273)	(102,106)
		(27,410,602)

BLACKROCK FUNDS	APRIL 30, 2013	7

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund
	Shares	Value
Reference Entity - Short
South Korea
Amorepacific Corp.	(2,912)	$(2,380,535)
Cheil Industries, Inc.	(318)	(27,436)
CJ CheilJedang Corp.	(10,136)	(3,001,242)
CJ Korea Express Co. Ltd.	(3,553)	(342,458)
Cosmax, Inc.	(21,220)	(1,068,916)
Daewoo Engineering & Construction Co. Ltd.	(73,860)	(507,704)
Daewoo International Corp.	(13,000)	(456,602)
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	(13,080)	(314,875)
Daum Communications Corp.	(14,041)	(1,147,819)
GS Engineering & Construction Corp.	(40,612)	(1,117,971)
Hanjin Shipping Co. Ltd.	(54,780)	(411,167)
Hankook Tire Co. Ltd.	(1,970)	(85,832)
Hotel Shilla Co. Ltd.	(55,805)	(2,953,521)
Hyundai DeSharestment Store Co. Ltd.	(343)	(49,886)
Hyundai Development Co.	(24,880)	(511,680)
Hyundai Merchant Marine Co. Ltd.	(6,540)	(60,928)
Hyundai Mipo Dockyard	(29,754)	(2,924,900)
KCC Corp.	(1,431)	(425,433)
Kolon Industries, Inc.	(4,426)	(205,186)
Korea Gas Corp.	(1,720)	(110,440)
Korea Zinc Co. Ltd.	(7)	(2,020)
LG Fashion Corp.	(6,390)	(183,255)
LG Household & Health Care Ltd.	(555)	(312,088)
LG Innotek Co. Ltd.	(1,520)	(122,859)
Lotte Chemical Corp.	(736)	(108,933)
LS Corp.	(8,959)	(659,753)
Mando Corp.	(30,890)	(2,360,586)
NCSoft Corp.	(2,807)	(423,695)
Neowiz Games Corp.	(7,797)	(123,459)
Nexen Tire Corp.	(6,260)	(82,007)
S-Oil Corp.	(4,598)	(370,678)
Samsung SDI Co. Ltd.	(500)	(58,294)
Samsung Techwin Co. Ltd.	(51,628)	(3,211,192)
Seegene, Inc.	(2,000)	(119,505)
Seoul Semiconductor Co. Ltd.	(1,042)	(28,250)
Shinsegae Co. Ltd.	(3,128)	(672,552)
SK C&C Co. Ltd.	(7,266)	(610,136)
STX Pan Ocean Co. Ltd.	(31,400)	(96,499)
Tera Resource Co. Ltd.	(105,474)	(97,212)
WeMade Entertainment Co. Ltd.	(1,286)	(66,217)
		(27,813,721)

	Shares	Value
Reference Entity - Short
Taiwan
Advanced Semiconductor Engineering, Inc.	(366)	$(319)
Asia Cement Corp.	(710,000)	(901,504)
AU Optronics Corp. - ADR	(211,912)	(1,025,654)
China Development Financial Holding Corp.	(2,572,000)	(712,548)
China Motor Corp.	(348,000)	(339,301)
China Petrochemical Development Corp.	(4,442,425)	(2,406,270)
China Steel Corp.	(309,000)	(272,618)
Chunghwa Telecom Co. Ltd.	(900,000)	(2,872,886)
Compal Electronics, Inc.	(718,000)	(465,096)
Epistar Corp.	(237,000)	(418,479)
Everlight Electronics Co. Ltd.	(136,000)	(219,604)
Feng Hsin Iron & Steel Co.	(76,000)	(136,452)
First Financial Holding Co. Ltd.	(2,645,000)	(1,629,275)
Foxconn Technology Co. Ltd.	(179,000)	(471,780)
Giant Manufacturing Co. Ltd.	(125,000)	(750,465)
Hotai Motor Co. Ltd.	(7,000)	(62,573)
Hua Nan Financial Holdings Co. Ltd.	(200,000)	(116,386)
Kinsus Interconnect Technology Corp.	(101,000)	(352,745)
LCY Chemical Corp.	(65,001)	(77,128)
Macronix International	(3,774,000)	(1,031,009)
Motech Industries, Inc.	(9,000)	(9,430)
Nan Kang Rubber Tire Co. Ltd.	(258,112)	(305,076)
Neo Solar Power Corp.	(55,000)	(38,069)
Phison Electronics Corp.	(31,000)	(244,849)
Quanta Computer, Inc.	(287,000)	(594,069)
Ruentex Industries Ltd.	(1,743,000)	(4,175,833)
Synnex Technology International Corp.	(916,868)	(1,552,548)
Taiwan Cooperative Financial Holding	(872,000)	(501,380)
Tripod Technology Corp.	(136,000)	(309,367)
United Microelectronics Corp.	(16,221,000)	(6,216,021)
United Microelectronics Corp. - ADR	(481,187)	(909,444)
Wintek Corp.	(1,277,000)	(656,190)
WPG Holdings Ltd.	(1,572,000)	(1,894,229)
Yuanta Financial Holding Co. Ltd.	(1,619,000)	(824,280)
Yulon Motor Co. Ltd.	(2,009,000)	(3,449,116)
		(35,941,993)
Thailand
PTT PCL	(3,300)	(36,654)

BLACKROCK FUNDS	APRIL 30, 2013	8

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund
	Shares	Value
Reference Entity - Short
Turkey
Anadolu Efes Biracilik Ve Malt Sanayii	(19,234)	$(319,712)
Asya Katilim Bankasi AS	(1,385,442)	(1,679,938)
Dogan Sirketler Grubu Holding	(2,061,039)	(1,393,696)
Migros Ticaret	(34,262)	(444,952)
Turkcell Iletisim Hizmetleri	(4,625)	(28,798)
Turkcell Iletisim Hizmetleri AS - ADR	(6,882)	(107,497)
Turkiye Garanti Bankasi AS	(1,368,963)	(7,574,358)
Turkiye Sise ve Cam Fabrikalari	(4,884,404)	(8,296,697)
		(19,845,648)
United States
NII Holdings, Inc.	(35,618)	(309,877)
Total Reference Entity - Short		(249,001,069)
Net Value of Reference Entity – Goldman Sachs Group, Inc.		$40,728,678
BLACKROCK FUNDS	APRIL 30, 2013	9

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

The following table represents the individual long and short positions and related values of the basket of equity securities underlying the total return swap with Morgan Stanley & Co., Inc. as of April 30, 2013:

	Shares	Value
Reference Entity - Long
Argentina
Banco Macro SA - ADR	8,522	$135,840
Ternium SA - ADR	2,770	64,846
		200,686
Brazil
Banco do Brasil SA	53,400	670,720
BRF SA - ADR	197,286	4,898,611
CCR SA	36,600	361,838
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	21,196	1,177,650
Cia de Bebidas das Americas	15,600	637,801
Cia de Bebidas das Americas, Preference Shares	30,500	1,262,227
Cia de Bebidas das Americas, Preference Shares - ADR	67,645	2,842,443
Cia de Saneamento Basico do Estado de Sao Paulo	197,700	2,781,584
Cia Energetica de Minas Gerais - ADR	27,756	356,109
Cia Energetica de Minas Gerais, Preference Shares	2,300	29,417
Cia Sharesanaense de Energia, Preference B Shares	2,800	49,793
Cia Siderurgica Nacional SA	59,400	234,542
Duratex SA	187,770	1,419,948
Even Construtora e Incorporadora SA	52,300	247,025
Klabin SA, Preference Shares	165,400	1,125,952
Lojas Americanas SA, Preference Shares	18,000	158,521
Multiplan Empreendimentos Imobiliarios SA	22,900	652,405
Multiplus SA	16,100	264,263
Porto Seguro SA	47,000	589,864
Sul America SA	1,905	14,139
Telefonica Brasil - ADR	822	21,849
Tim Sharesticipacoes SA	100,500	423,951
Tractebel Energia SA	57,300	1,020,990
		21,241,642
Canada
Gran Tierra Energy, Inc.	66,838	369,614
Chile
AES Gener SA	2,855,653	2,072,296
Aguas Andinas SA, Series A	461,637	367,585
Cia Cervecerias Unidas SA	67,704	1,168,399
Colbun SA	1,721,787	528,765
Enersis SA	965,983	363,851
ENTEL Chile SA	152,053	2,931,448
		7,432,344
China
Agricultural Bank of China Ltd., Class H	303,000	145,195
Air China Ltd., Class H	1,522,000	1,233,815

	Shares	Value
Reference Entity - Long
China (concluded)
Anta Sports Products Ltd.	108,000	$90,645
Bank of China Ltd., Class H	2,239,000	1,049,048
Beijing Capital International Airport Co. Ltd., Class H	888,000	616,911
China Construction Bank, Class H	1,309,000	1,098,657
China Merchants Bank Co. Ltd., Class H	325,500	695,305
China Mobile Ltd.	512,000	5,631,289
China Oilfield Services Ltd., Class H	1,018,000	2,012,572
China Railway Construction Corp., Class H	127,500	128,897
CNOOC Ltd.	488,000	914,058
CSR Corp. Ltd., Class H	384,000	253,523
Fosun International Ltd.	912,000	650,051
Great Wall Motor Co. Ltd.	183,500	797,303
Greentown China Holdings Ltd.	82,500	160,434
Guangzhou Pharmaceutical Co. Ltd., Class H	238,000	781,311
Guangzhou R&F Properties Co. Ltd., Class H	459,600	834,004
Industrial and Commercial Bank of China Ltd., Class H	673,000	474,401
Intime DeSharestment Store Group Co. Ltd.	196,000	232,901
Jiangsu Expressway Co. Ltd., Class H	870,000	953,275
Lenovo Group Ltd.	644,000	589,119
Shanghai Electric Group Co. Ltd., Class H	1,834,000	644,569
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	130,700	269,547
Sihuan Pharmaceutical Holdings Group Ltd.	807,000	453,441
Sinopharm Group Co. Ltd., Class H	142,800	425,546
Soho China Ltd.	770,000	665,351
Sun Art Retail Group Ltd.	293,000	409,728
Tencent Holdings Ltd.	2,500	86,246
Wumart Stores, Inc., Class H	363,000	636,285
Zhejiang Expressway Co. Ltd., Class H	882,000	693,528
Zijin Mining Group Co. Ltd., Class H	590,000	175,010
		23,801,965
Colombia
Petrominerales Ltd.	72,574	400,527
Egypt
Commercial International Bank Egypt SAE	15,083	66,538
Telecom Egypt Co.	257,301	468,646
		535,184
Hong Kong
Agile Property Holdings Ltd.	366,000	474,497
Anton Oilfield Services Group	928,000	742,830

BLACKROCK FUNDS	APRIL 30, 2013	10

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund
	Shares	Value
Reference Entity - Long
Hong Kong (concluded)
China Gas Holdings Ltd.	116,000	$114,470
China Lumena New Materials Corp.	2,944,000	643,038
China Overseas Land & Investment Ltd.	146,000	445,776
China Resources Enterprise Ltd.	52,000	178,523
China Resources Power Holdings Co. Ltd.	50,000	163,716
China Taiping Insurance Holdings Co. Ltd.	133,800	228,259
Citic Pacific Ltd.	445,000	539,585
COSCO Pacific Ltd.	334,000	443,720
Dongyue Group	794,000	445,070
Geely Automobile Holdings Ltd.	590,000	297,410
Guangdong Investment Ltd.	730,000	706,767
KWG Property Holding Ltd.	327,000	226,102
MMG Ltd.	2,516,000	757,886
Shenzhen International Holdings Ltd.	2,155,000	280,911
Shenzhen Investment Ltd.	1,212,000	509,348
Skyworth Digital Holdings Ltd.	270,000	223,029
Vinda International Holdings Ltd.	42,000	54,986
Want Want China Holdings Ltd.	447,000	710,107
		8,186,030
Hungary
Magyar Telekom Telecommunications Plc	524,204	969,533
MOL Hungarian Oil and Gas Plc	1,904	135,339
OTP Bank Plc	32,563	679,859
		1,784,731
Indonesia
Astra Agro Lestari Tbk PT	88,000	160,407
Bank Rakyat Indonesia Persero Tbk PT	242,000	234,383
Indo Tambangraya Megah Tbk PT	13,000	49,189
Indocement Tunggal Prakarsa Tbk PT	573,000	1,559,157
Kalbe Farma Tbk PT	2,429,000	347,924
Perusahaan Gas Negara Persero Tbk PT	4,210,500	2,708,305
Semen Gresik Persero Tbk PT	1,220,000	2,312,177
Telekomunikasi Indonesia Persero Tbk PT	126,000	151,803
Unilever Indonesia Tbk PT	412,500	1,114,550
		8,637,895
Israel
Bank Hapoalim BM	66,870	311,063
Bezeq The Israeli Telecommunication Corp. Ltd.	3,082,408	4,477,242
The Israel Corp. Ltd.	256	164,850
		4,953,155
Malaysia
Berjaya Sports Toto Bhd	308,848	426,361

	Shares	Value
Reference Entity - Long
Malaysia (concluded)
British American Tobacco Malaysia Bhd	26,200	$545,638
Genting Bhd	401,300	1,385,941
Lafarge Malayan Cement Bhd	82,300	268,337
Petronas Chemicals Group Bhd	669,300	1,436,859
Telekom Malaysia Bhd	62,400	113,212
Tenaga Nasional Bhd	429,000	1,106,922
UEM Land Holdings Bhd	504,600	416,456
UMW Holdings Bhd	436,500	2,051,586
		7,751,312
Mexico
Coca-Cola Femsa SA de CV, Series L	5,200	83,993
Fomento Economico Mexicano SAB de CV	10,500	119,413
Fomento Economico Mexicano SAB de CV - ADR	48,818	5,535,473
Grupo Aeroportuario del Pacifico SAB de CV - ADR	19,686	1,139,426
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	267,000	1,528,472
Grupo Carso SAB de CV, Series A1	211,400	1,206,702
Grupo Televisa SAB - ADR	10,185	257,884
Industrias Penoles SAB de CV	2,580	107,721
Kimberly-Clark de Mexico SAB de CV, Class A	445,100	1,543,992
		11,523,076
Peru
Southern Copper Corp.	839	27,964
Philippines
Aboitiz Power Corp.	517,700	469,150
Alliance Global Group, Inc.	357,100	205,892
Metropolitan Bank & Trust	110,320	333,914
Universal Robina Corp.	167,200	482,601
		1,491,557
Poland
Eurocash SA	10,018	180,396
Grupa Lotos SA	13,569	163,446
PGE SA	239,830	1,246,390
Synthos SA	74,868	111,674
		1,701,906
Russia
Lukoil OAO	20,099	1,276,074
Lukoil OAO - ADR	8,446	537,030
Magnit OJSC - GDR	18,527	946,736
MegaFon OAO - GDR	59,005	1,820,894
Mobile Telesystems OJSC - ADR	91,861	1,901,523
Sberbank	144,050	459,666
Sberbank, Preference Shares	137,900	320,917
Sistema JSFC - GDR	64,638	1,236,095
VTB Bank OJSC	200,200,000	317,158
		8,816,093

BLACKROCK FUNDS	APRIL 30, 2013	11

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund
	Shares	Value
Reference Entity - Long
South Africa
Barloworld Ltd.	20,041	$209,935
Bidvest Group Ltd.	143,211	3,727,504
FirstRand Ltd.	385,865	1,342,464
Harmony Gold Mining Co. Ltd.	193	976
Harmony Gold Mining Co. Ltd. - ADR	54,889	281,581
Imperial Holdings Ltd.	75,853	1,681,573
Kumba Iron Ore Ltd.	3,355	177,849
Liberty Holdings Ltd.	11,438	152,463
Life Healthcare Group Holdings Ltd.	182,187	769,678
MMI Holdings Ltd.	163,409	417,357
Mr. Price Group Ltd.	10,870	156,398
Naspers Ltd. - N Shares	21,382	1,432,864
PPC Ltd.	25,750	94,150
Reunert Ltd.	40,920	355,642
Sibanye Gold, Ltd. - ADR	5,825	22,426
Spar Group Ltd.	10,080	133,109
Vodacom Group Ltd.	64,309	753,992
Woolworths Holdings Ltd.	238,770	1,863,267
		13,573,228
South Korea
Asiana Airlines, Inc.	57,480	273,348
Chabio & Diostech Co. Ltd.	117,244	1,364,873
Cheil Worldwide, Inc.	4,210	104,081
CJ Corp.	2,523	331,530
CJ O Shopping Co. Ltd.	4,095	1,218,339
Daelim Industrial Co. Ltd.	1,131	79,215
Doosan Corp.	5,350	598,610
Duksan Hi-Metal Co. Ltd.	3,701	91,910
Grand Korea Leisure Co. Ltd.	7,580	235,696
GS Retail Co. Ltd.	2,100	56,398
Haansoft, Inc.	11,709	216,967
Halla Visteon Climate Control Corp.	17,040	461,090
Hana Financial Group, Inc.	17,092	547,401
Hanwha Corp.	20,570	583,083
Huvis Corp.	37,690	409,709
Hyundai Engineering & Construction Co. Ltd.	4,797	252,243
Hyundai Mobis	5,122	1,164,584
Hyundai Securities Co.	45,510	316,822
Hyundai Steel Co.	5,153	358,010
Hyundai Wia Corp.	852	110,100
i-SENS, Inc.	5,212	183,388
KB Financial Group, Inc.	11,920	389,812
KEPCO Engineering & Construction Co., Inc.	6,004	478,182
KGMobilians Co. Ltd.	58,472	872,269
Korea Investment Holdings Co. Ltd.	2,240	94,407
Korean Air Lines Co. Ltd.	3,750	120,340
LG Corp.	1,182	70,509
LG Display Co. Ltd.	16,590	453,960
Lotte Shopping Co. Ltd.	3,912	1,460,924
Macrogen, Inc.	8	288
Mirae Asset Securities Co. Ltd.	7,070	295,951
NHN Corp.	1,330	358,683

	Shares	Value
Reference Entity - Long
South Korea (concluded)
Osstem Implant Co. Ltd.	1,883	$53,432
Sharestron Co. Ltd.	41,150	870,350
RFTech Co. Ltd.	4,020	65,930
Samsung Card Co.	1,690	64,886
Samsung Electronics Co. Ltd.	2,647	3,660,852
SK Chemicals Co. Ltd.	5,941	252,489
SK Holdings Co. Ltd.	4,227	610,083
SK Telecom Co. Ltd. - ADR	37,259	726,178
Sungwoo Hitech Co. Ltd.	22,252	309,949
Woori Finance Holdings Co. Ltd.	29,380	318,129
		20,485,000
Taiwan
ASUSTek Computer, Inc.	228,000	2,655,596
Capella Microsystems Taiwan, Inc.	137,000	1,054,838
Capital Securities Corp.	393,000	139,309
Cheng Shin Rubber Industry Co. Ltd.	381,000	1,292,253
Cheng Uei Precision Industry Co. Ltd.	71,000	141,654
Chipbond Technology Corp.	224,000	571,036
Delta Electronics, Inc.	155,000	743,661
Elan Microelectronics Corp.	27,000	71,900
Eva Airways Corp.	1,471,000	820,857
Formosa Plastics Corp.	99,000	240,502
Formosa Taffeta Co. Ltd.	349,000	332,116
Hon Hai Precision Industry Co. Ltd.	1,000	2,585
Integrated Memory Logic Ltd.	33,000	93,854
Largan Precision Co. Ltd.	47,000	1,286,333
Merida Industry Co. Ltd.	233,000	1,422,839
Novatek Microelectronics Corp.	224,000	1,095,156
Pegatron Corp.	1,389,000	2,277,192
Pou Chen Corp.	1,237,000	1,460,145
President Chain Store Corp.	411,000	2,536,815
Radium Life Tech Co. Ltd.	795,000	662,701
Siliconware Precision Industries Co.	108,000	129,548
Taishin Financial Holding Co. Ltd.	171,639	74,577
Taiwan Mobile Co. Ltd.	51,000	185,857
Taiwan Semiconductor Manufacturing Co. Ltd.	285,000	1,057,758
Teco Electric and Machinery Co. Ltd.	427,000	401,861
Tong Hsing Electronic Industries Ltd.	81,000	356,793
TPK Holding Co. Ltd.	35,000	712,073
Uni-President China Holdings Ltd.	561,000	609,969
Uni-President Enterprises Corp.	742,460	1,463,016
Vanguard International Semiconductor Corp.	56,000	61,170
Wan Hai Lines Ltd.	225,000	125,956
Ways Technical Corp. Ltd.	93,000	243,434
		24,323,354
Thailand
Advanced Info Service PCL	122,600	1,127,836
Airports of Thailand PCL	137,100	674,990

BLACKROCK FUNDS	APRIL 30, 2013	12

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund
	Shares	Value
Reference Entity - Long
Thailand (concluded)
Bangkok Dusit Medical Services PCL	232,700	$1,339,908
BEC World PCL	511,500	1,167,649
CP ALL PCL	326,800	489,922
Jasmine International PCL	3,454,600	971,054
PTT Global Chemical PCL	1,327,400	3,301,540
		9,072,899
Turkey
Coca-Cola Icecek AS	3,797	105,899
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	851,948	1,461,202
Enka Insaat ve Sanayi AS	261,934	810,692
Koza Altin Isletmeleri AS	5,675	113,829
TAV Havalimanlari Holding AS	90,175	636,915
Tupras Turkiye Petrol Rafinerileri AS	1,548	43,262
Turk Hava Yollari	157,653	656,862
Turk Telekomunikasyon AS	115,439	547,610
Turkiye Is Bankasi, Class C	439,760	1,700,987
		6,077,258
United Kingdom
Antofagasta Plc	39,342	552,049
British American Tobacco Plc	2,109	116,893
Evraz Plc	379,338	923,116
Lonmin Plc	88,915	369,225
Old Mutual Plc	763,746	2,428,922
		4,390,205
United States
AES Corp.	216,846	3,005,486
Total Reference Entity - Long		189,783,111

	Shares	Value
Reference Entity - Short
Brazil
Aliansce Shopping Centers SA	(90,000)	$(1,016,169)
Anhanguera Educacional Sharesticipacoes SA	(64,700)	(1,164,163)
Banco Bradesco SA - ADR	(15,351)	(254,673)
Banco Santander Brasil SA	(171,291)	(1,270,979)
BR Malls Sharesticipacoes SA	(268,800)	(3,190,803)
BR Properties SA	(26,800)	(298,708)
Brazil Pharma SA	(125,600)	(803,539)
Brookfield Incorporacoes SA	(105,300)	(115,260)
CETIP SA - Mercador Organizados	(22,800)	(271,902)
Cia Hering	(145,000)	(2,964,139)
Cielo SA	(46,680)	(1,238,423)
CPFL Energia SA - ADR	(14,614)	(312,740)
Cyrela Brazil Realty SA Empreendimentos e Sharesticipacoes	(8,800)	(79,962)
Estacio Sharesticipacoes SA	(40,900)	(975,099)
Gerdau SA, Preference Shares	(49,500)	(386,698)
Gerdau SA - ADR	(84,988)	(667,156)
Gol Linhas Aereas Inteligentes SA - ADR	(44,228)	(273,329)
Gol Linhas Aereas Inteligentes SA, Preference Shares	(12,800)	(79,330)
Itau Unibanco Holding SA Preference Shares - ADR	(9,313)	(156,738)
Itausa - Investimentos Itau SA, Preference Shares	(111,400)	(555,678)
Kroton Educacional SA	(90,500)	(1,266,525)
Localiza Rent a Car SA	(40,100)	(711,508)
Natura Cosmeticos SA	(101,800)	(2,578,136)
Oi SA	(62,900)	(155,619)
Qualicorp SA	(8,700)	(84,793)
		(20,872,069)
Canada
AuRico Gold, Inc.	(69,376)	(356,710)
Chile
Empresa Nacional de Electricidad SA - ADR	(48,691)	(2,595,717)
Latam Airlines Group SA - ADR	(71,130)	(1,472,391)
Sociedad Quimica y Minera de Chile SA - ADR	(35,621)	(1,762,884)
		(5,830,992)

BLACKROCK FUNDS	APRIL 30, 2013	13

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund
	Shares	Value
Reference Entity - Short
China
Anhui Conch Cement Co. Ltd., Class H	(149,500)	$(542,768)
Brilliance China Automotive Holdings Ltd.	(18,000)	(22,085)
China Life Insurance Co. Ltd., Class H	(89,000)	(246,172)
China Longyuan Power Group Corp., Class H	(324,000)	(297,596)
China National Building Material Co. Ltd., Class H	(278,000)	(329,123)
China Pacific Insurance Group Co. Ltd., Class H	(373,600)	(1,346,544)
China Shipping Development Co. Ltd., Class H	(1,904,000)	(819,432)
CITIC Securities Co. Ltd.	(18,500)	(42,043)
Country Garden Holdings Co. Ltd.	(616,000)	(349,000)
Guangzhou Automobile Group Co. Ltd., Class H	(42,000)	(34,727)
Haitong Securities Co. Ltd., Class H	(278,800)	(406,837)
Jiangxi Copper Co. Ltd., Class H	(23,000)	(44,894)
Longfor Properties Co. Ltd.	(228,000)	(381,455)
Metallurgical Corp. of China Ltd., Class H	(3,474,000)	(709,069)
Shareskson Retail Group Ltd.	(185,500)	(100,477)
Ping An Insurance Group Co., Class H	(26,500)	(210,328)
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	(20,000)	(19,266)
Shui On Land Ltd.	(340,666)	(93,707)
Sinopec Shanghai Petrochemical Co. Ltd., Class H	(482,000)	(166,214)
Tingyi Cayman Islands Holding Corp.	(604,000)	(1,671,114)
Tsingtao Brewery Co. Ltd., Class H	(30,000)	(201,229)
Zhongsheng Group Holdings Ltd.	(477,000)	(663,743)
		(8,697,823)
Czech Republic
CEZ AS	(179,152)	(5,197,423)
Telefonica Czech Republic AS	(156,506)	(2,261,261)
		(7,458,684)

	Shares	Value
Reference Entity - Short
Hong Kong
Beijing Enterprises Holdings Ltd.	(17,500)	$(131,015)
China Agri-Industries Holdings Ltd.	(427,000)	(209,852)
China Everbright International Ltd.	(5,250,000)	(4,064,230)
China Mengniu Dairy Co. Ltd.	(36,000)	(101,336)
China Resources Land Ltd.	(148,000)	(448,577)
China State Construction International Holdings Ltd.	(562,000)	(819,927)
Chow Tai Fook Jewellery Group Ltd.	(127,200)	(171,492)
Dah Chong Hong Holdings Ltd.	(321,000)	(296,300)
Lee & Man Paper Manufacturing Ltd.	(86,000)	(64,148)
Shanghai Industrial Holdings Ltd.	(5,000)	(15,887)
		(6,322,764)
India
Dr. Reddy's Laboratories Ltd. - ADR	(80,621)	(3,053,923)
Indonesia
Astra International Tbk PT	(75,000)	(56,749)
Gudang Garam Tbk PT	(27,500)	(139,899)
		(196,648)
Israel
Teva Pharmaceutical Industries Ltd. - ADR	(93,489)	(3,579,694)
Luxembourg
Kernel Holding SA	(3,452)	(62,693)
Malaysia
Genting Plantations Bhd	(7,100)	(19,987)
IOI Corp. Bhd	(371,300)	(613,850)
Kuala Lumpur Kepong Bhd	(27,400)	(194,164)
MISC Bhd	(35,200)	(50,442)
Sime Darby Bhd	(200,000)	(620,800)
		(1,499,243)
Mexico
America Movil SAB de CV, Series L - ADR	(32,329)	(691,194)
Cemex SAB de CV - ADR	(99,968)	(1,124,640)
Grupo Financiero Banorte SAB de CV, Series O	(16,200)	(122,157)
Minera Frisco SAB de CV, Series A1	(13,100)	(55,994)
Wal-Mart de Mexico SAB de CV, Series V	(501,500)	(1,595,905)
		(3,589,890)
Panama
Banco Latinoamericano de Comercio Exterior SA, Class E	(11,470)	(260,254)
Copa Holdings SA, Class A	(20,432)	(2,565,851)
		(2,826,105)
Peru
Cia de Minas Buenaventura SA - ADR	(27,528)	(551,111)

BLACKROCK FUNDS	APRIL 30, 2013	14

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund
	Shares	Value
Reference Entity - Short
Philippines
Philippine Long Distance Telephone Co. - ADR	(37,031)	$(2,720,668)
Poland
Asseco Poland SA	(6,152)	(83,499)
Polski Koncern Naftowy Orlen SA	(36,945)	(573,651)
Telekomunikacja Polska SA	(110,516)	(246,547)
		(903,697)
Russia
NovaTek OAO - GDR	(6,904)	(700,843)
Novolipetsk Steel OJSC - GDR	(50,250)	(844,146)
Uralkali OJSC - GDR	(25,085)	(909,711)
X5 Retail Group NV - GDR	(128,411)	(2,253,232)
		(4,707,932)
South Africa
African Rainbow Minerals Ltd.	(21,185)	(417,999)
AngloGold Ashanti Ltd. - ADR	(15,370)	(299,715)
Aspen Pharmacare Holdings Ltd.	(145,915)	(3,173,182)
Aveng Ltd.	(456,812)	(1,501,750)
Clicks Group Ltd.	(53,966)	(344,227)
Discovery Holdings Ltd.	(154,597)	(1,409,767)
Exxaro Resources Ltd.	(44,644)	(703,131)
Foschini Group Ltd.	(83,193)	(1,067,565)
Growthpoint Properties Ltd.	(1,174,222)	(3,859,846)
Impala Platinum Holdings Ltd.	(16,944)	(232,208)
Investec Ltd.	(56,782)	(408,015)
Massmart Holdings Ltd.	(110,975)	(2,300,256)
Shoprite Holdings Ltd.	(61,664)	(1,170,981)
Steinhoff International Holdings Ltd.	(7,292)	(19,477)
Truworths International Ltd.	(112,609)	(1,119,251)
		(18,027,370)

	Shares	Value
Reference Entity - Short
South Korea
Amorepacific Corp.	(1,518)	$(1,240,952)
AMOREPACIFIC Group	(181)	(68,725)
Cheil Industries, Inc.	(86,560)	(7,467,977)
CJ CheilJedang Corp.	(1,273)	(376,932)
Cosmax, Inc.	(1,000)	(50,373)
Daewoo International Corp.	(1,790)	(62,871)
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	(37,720)	(908,033)
Danal Co. Ltd.	(6,159)	(73,767)
Daum Communications Corp.	(1,679)	(137,254)
GemVax & Kael Co. Ltd.	(2,678)	(92,033)
GS Engineering & Construction Corp.	(80,073)	(2,204,258)
GS Holdings	(969)	(48,021)
Hyundai DeSharestment Store Co. Ltd.	(981)	(142,676)
Hyundai Development Co.	(110,140)	(2,265,130)
Hyundai Heavy Industries Co. Ltd.	(2,274)	(416,048)
Hyundai Mipo Dockyard	(2,274)	(223,540)
Kangwon Land, Inc.	(56,240)	(1,591,686)
Kolon Industries, Inc.	(4,106)	(190,351)
Korea Electric Power Corp.	(2,750)	(79,289)
Korea Gas Corp.	(130)	(8,347)
Korea Zinc Co. Ltd.	(766)	(221,076)
KT&G Corp.	(45,420)	(3,270,504)
LG Chem Ltd.	(2,837)	(671,396)
LG Fashion Corp.	(37,260)	(1,068,559)
LG Household & Health Care Ltd.	(838)	(471,225)
LS Corp.	(2,286)	(168,344)
Mando Corp.	(408)	(31,179)
NCSoft Corp.	(16)	(2,415)
Nexen Tire Corp.	(2,000)	(26,200)
Sharesadise Co. Ltd.	(6,232)	(129,444)
S-Oil Corp.	(265)	(21,363)
Samsung Heavy Industries Co. Ltd.	(13,210)	(421,457)
Samsung SDI Co. Ltd.	(9,707)	(1,131,723)
Samsung Techwin Co. Ltd.	(14,349)	(892,489)
Seegene, Inc.	(19,255)	(1,150,532)
Seoul Semiconductor Co. Ltd.	(4,834)	(131,058)
Shinsegae Co. Ltd.	(6,001)	(1,290,277)
WeMade Entertainment Co. Ltd.	(2,537)	(130,631)
		(28,878,135)

BLACKROCK FUNDS	APRIL 30, 2013	15

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund
	Shares	Value
Reference Entity - Short
Taiwan
Asia Cement Corp.	(434,000)	$(551,060)
AU Optronics Corp. - ADR	(127,975)	(619,399)
Chunghwa Telecom Co. Ltd.	(359,000)	(1,145,962)
Chunghwa Telecom Co. Ltd. - ADR	(16,603)	(535,281)
Compal Electronics, Inc.	(708,000)	(458,619)
Formosa Petrochemical Corp.	(109,000)	(296,853)
Giant Manufacturing Co. Ltd.	(13,000)	(78,048)
Hon Hai Precision Industry Co. Ltd.	(100)	(258)
Hotai Motor Co. Ltd.	(53,000)	(473,766)
Hua Nan Financial Holdings Co. Ltd.	(4,814,000)	(2,801,418)
Macronix International	(383,937)	(104,887)
MStar Semiconductor, Inc.	(183,000)	(1,564,328)
Nan Kang Rubber Tire Co. Ltd.	(25,933)	(30,652)
Nan Ya Plastics Corp.	(106,000)	(211,500)
Shin Kong Financial Holding Co. Ltd.	(856,000)	(270,904)
Synnex Technology International Corp.	(80,000)	(135,465)
TSRC Corp.	(52,500)	(103,786)
United Microelectronics Corp. - ADR	(610,345)	(1,153,552)
WPG Holdings Ltd.	(244,000)	(294,015)
Yuanta Financial Holding Co. Ltd.	(841,000)	(428,177)
Yulon Motor Co. Ltd.	(28,000)	(48,071)
		(11,306,001)
Thailand
Charoen Pokphand Foods PCL	(3,885,900)	(4,203,656)
PTT Exploration & Production PCL	(48,900)	(256,579)
Shin Corp. PCL	(138,600)	(407,300)
Siam Commercial Bank PCL	(32,400)	(205,329)
Total Access Communication PCL	(20,100)	(80,322)
		(5,153,186)
Turkey
Anadolu Efes Biracilik Ve Malt Sanayii	(5,067)	(84,225)
Arcelik	(787,990)	(6,139,051)
Dogan Sirketler Grubu Holding	(2,247,491)	(1,519,776)
Ipek Dogal Enerji Kaynaklari Ve Uretim	(44,233)	(125,029)
Turkcell Iletisim Hizmetleri AS	(269,016)	(1,675,043)
Turkcell Iletisim Hizmetleri AS - ADR	(7,640)	(119,337)
Turkiye Garanti Bankasi AS	(95,350)	(527,564)
Yapi ve Kredi Bankasi AS	(105,939)	(329,233)
		(10,519,258)
United Kingdom
Anglo American Plc	(41,104)	(1,003,640)
United States
NII Holdings, Inc.	(128,357)	(1,116,706)
Total Reference Entity - Short		(149,234,942)
Net Value of Reference Entity – Morgan Stanley Co., Inc.		$40,548,169
BLACKROCK FUNDS	APRIL 30, 2013	16

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

The following table represents the individual long and short positions and related values of the basket of equity securities underlying the total return swap with UBS AG as of April 30, 2013:

	Shares	Value
Reference Entity - Long
Argentina
Banco Macro SA - ADR	17,817	$284,003
Ternium SA - ADR	19,069	446,405
		730,408
Brazil
All America Latina Logistica SA	106,000	539,867
Arteris SA	8,200	91,396
Banco do Brasil SA	47,100	591,590
BRF SA	4,900	121,229
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	19,465	1,081,475
Cia de Bebidas das Americas, Preference Shares	97,100	4,018,433
Cia de Bebidas das Americas, Preference Shares - ADR	32,040	1,346,321
Cia de Saneamento Basico do Estado de Sao Paulo	54,900	772,428
Cia Energetica de Minas Gerais - ADR	7,409	95,057
Cia Energetica de Minas Gerais, Preference Shares	18,000	230,224
Cia Siderurgica Nacional SA	130,500	515,282
Duratex SA	231,400	1,749,885
Embraer SA	6,500	56,886
Embraer SA - ADR	16,872	589,339
Even Construtora e Incorporadora SA	144,900	684,396
Klabin SA, Preference Shares	44,300	301,570
Lojas Americanas SA, Preference Shares	74,500	656,099
Porto Seguro SA	57,600	722,897
Telefonica Brasil - ADR	72,889	1,937,390
Telefonica Brasil SA, Preference Shares	45,400	1,205,145
Tim Sharesticipacoes SA	140,300	591,844
Vale SA, Preference A Shares	1,900	30,996
		17,929,749
Canada
Coeur d'Alene Mines Corp.	11,254	171,511
Methanex Corp.	24,986	1,059,012
Silver Wheaton Corp.	13,035	318,678
		1,549,201
Chile
AES Gener SA	1,049,860	761,865
Aguas Andinas SA, Series A	1,079,639	859,677
Banco de Credito e Inversiones	2,153	154,191
Cia Cervecerias Unidas SA	152,716	2,635,490
Colbun SA	322,789	99,129
Enersis SA	1,538,533	579,510
Enersis SA - ADR	2,958	55,847
ENTEL Chile SA	21,465	413,826
		5,559,535

	Shares	Value
Reference Entity - Long
China
Agricultural Bank of China Ltd., Class H	290,000	$138,966
Air China Ltd., Class H	320,000	259,409
Bank of China Ltd., Class H	915,000	428,709
Beijing Capital International Airport Co. Ltd., Class H	752,000	522,429
China Communications Construction Corp. Ltd., Class H	1,392,000	1,336,025
China Construction Bank, Class H	978,000	820,846
China Merchants Bank Co. Ltd., Class H	72,000	153,800
China Minsheng Banking Corp. Ltd., Class H	160,000	205,837
China Mobile Ltd.	124,500	1,369,327
China Oilfield Services Ltd., Class H	1,028,000	2,032,341
China Railway Construction Corp., Class H	432,000	436,733
China Telecom Corp. Ltd., Class H	1,902,000	974,502
Dongfeng Motor Group Co. Ltd., Class H	878,000	1,311,719
Fosun International Ltd.	393,500	280,477
Great Wall Motor Co. Ltd.	48,000	208,559
Greentown China Holdings Ltd.	167,000	324,757
Guangzhou Pharmaceutical Co. Ltd., Class H	248,000	814,139
Industrial and Commercial Bank of China Ltd., Class H	1,208,000	851,525
Intime DeSharestment Store Group Co. Ltd.	250,000	297,068
Lenovo Group Ltd.	670,000	612,903
Shanghai Electric Group Co. Ltd., Class H	2,316,000	813,970
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	161,000	332,035
Sinopharm Group Co. Ltd., Class H	59,200	176,417
Soho China Ltd.	310,000	267,869
Sun Art Retail Group Ltd.	101,500	141,937
Wumart Stores, Inc., Class H	245,000	429,449
Zijin Mining Group Co. Ltd., Class H	926,000	274,676
		15,816,424
Colombia
Petrominerales Ltd.	47,116	260,028
Egypt
Telecom Egypt Co.	44,033	80,201
Hong Kong
Agile Property Holdings Ltd.	148,000	191,873
Anton Oilfield Services Group	430,000	344,199
China Gas Holdings Ltd.	218,000	215,124
China Overseas Land & Investment Ltd.	392,000	1,196,879
COSCO Pacific Ltd.	572,000	759,904
Geely Automobile Holdings Ltd.	460,000	231,879
Guangdong Investment Ltd.	398,000	385,333

BLACKROCK FUNDS	APRIL 30, 2013	17

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund
	Shares	Value
Reference Entity - Long
Hong Kong (concluded)
Honghua Group Ltd.	1,614,000	$788,921
KWG Property Holding Ltd.	857,000	592,567
MMG Ltd.	1,156,000	348,218
Poly Property Group Co. Ltd.	204,000	142,345
Shenzhen International Holdings Ltd.	670,000	87,337
Shenzhen Investment Ltd.	502,000	210,968
Shougang Fushan Resources Group Ltd.	148,000	57,914
Sino Biopharmaceutical	1,896,000	1,308,287
Skyworth Digital Holdings Ltd.	1,334,000	1,101,930
		7,963,678
Hungary
Magyar Telekom Telecommunications Plc	737,620	1,364,254
OTP Bank Plc	50,939	1,063,518
		2,427,772
Indonesia
Astra Agro Lestari Tbk PT	119,500	217,826
Indocement Tunggal Prakarsa Tbk PT	430,500	1,171,408
Kalbe Farma Tbk PT	2,366,000	338,900
Perusahaan Gas Negara Persero Tbk PT	2,490,000	1,601,634
Semen Gresik Persero Tbk PT	323,000	612,158
Telekomunikasi Indonesia Persero Tbk PT	16,500	19,879
Unilever Indonesia Tbk PT	52,000	140,501
		4,102,306
Israel
Bank Hapoalim BM	35,938	167,175
The Israel Corp. Ltd.	425	273,677
		440,852
Malaysia
AirAsia Bhd	150,900	145,442
Berjaya Sports Toto Bhd	304,273	420,045
British American Tobacco Malaysia Bhd	49,400	1,028,797
Genting Bhd	151,500	523,225
Lafarge Malayan Cement Bhd	255,300	832,400
Petronas Chemicals Group Bhd	169,700	364,313
Telekom Malaysia Bhd	146,500	265,795
Tenaga Nasional Bhd	277,800	716,790
UMW Holdings Bhd	86,100	404,677
		4,701,484
Mexico
Coca-Cola Femsa SA de CV	35,100	566,957
Fomento Economico Mexicano SA de CV	345,200	3,925,835
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	136,700	782,555
Grupo Aeroportuario del Sureste SAB de CV	6,100	75,703

	Shares	Value
Reference Entity - Long
Mexico (concluded)
Grupo Carso SAB de CV, Series A1	154,058	$879,385
Grupo Televisa SAB, Series CPO	33,800	171,613
Grupo Televisa SAB - ADR	20,961	530,733
Industrias Penoles SAB de CV	1,755	73,275
Kimberly-Clark de Mexico SAB de CV, Class A	1,107,384	3,841,366
		10,847,422
Peru
Southern Copper Corp.	48,815	1,627,004
Philippines
Aboitiz Power Corp.	498,400	451,660
Ayala Land, Inc.	908,300	717,324
SM Prime Holdings, Inc.	147,300	71,678
Universal Robina Corp.	74,400	214,746
		1,455,408
Poland
Enea SA	3,053	12,560
Eurocash SA	12,883	231,987
KGHM Polska Miedz SA	21,019	988,961
PGE SA	79,024	410,686
		1,644,194
Russia
AK Transneft OAO, Preference Shares	75	151,600
Lukoil OAO - ADR	21,969	1,396,875
Magnit OJSC - GDR	8,184	418,205
Mobile Telesystems OJSC	9,888	87,218
Sberbank	240,780	768,333
Sistema JSFC - GDR	36,793	703,606
VTB Bank OJSC - GDR	255,218	806,848
VTB Bank OJSC	35,040,000	55,511
		4,388,196
South Africa
AngloGold Ashanti Ltd.	4,575	88,269
Barloworld Ltd.	6,864	71,902
Bidvest Group Ltd.	22,454	584,434
FirstRand Ltd.	555,866	1,933,915
Harmony Gold Mining Co. Ltd.	6,403	32,370
Harmony Gold Mining Co. Ltd. - ADR	40,106	205,744
Imperial Holdings Ltd.	73,691	1,633,644
Liberty Holdings Ltd.	12,553	167,326
Life Healthcare Group Holdings Ltd.	206,163	870,969
Mediclinic International Ltd.	60,506	438,615
MMI Holdings Ltd.	259,013	661,536
Mr. Price Group Ltd.	63,239	909,882
Nedbank Group Ltd.	12,338	262,347
PPC Ltd.	37,619	137,547
Redefine Properties Ltd.	65,672	79,039
Reunert Ltd.	37,878	329,203
Sibanye Gold Ltd. - ADR	95,477	367,587
Spar Group Ltd.	34,266	452,490

BLACKROCK FUNDS	APRIL 30, 2013	18

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund
	Shares	Value
Reference Entity - Long
South Africa (concluded)
Standard Bank Group Ltd.	24,310	$303,984
Vodacom Group Ltd.	182,868	2,144,040
Woolworths Holdings Ltd.	287,897	2,246,635
		13,921,478
South Korea
Asiana Airlines, Inc.	27,610	131,300
Chabio & Diostech Co. Ltd.	17,008	197,995
Cheil Worldwide, Inc.	8,880	219,534
CJ O Shopping Co. Ltd.	4,002	1,190,670
Daelim Industrial Co. Ltd.	1,574	110,242
Digital Optics Co. Ltd.	7,080	157,505
Dongbu Insurance Co. Ltd.	45,960	1,856,852
Doosan Corp.	4,082	456,734
Doosan Heavy Industries & Construction Co. Ltd.	1	37
Duksan Hi-Metal Co. Ltd.	28,385	704,912
Grand Korea Leisure Co. Ltd.	14,750	458,642
GS Retail Co. Ltd.	2,520	67,678
Haansoft, Inc.	11,021	204,219
Halla Visteon Climate Control Corp.	7,310	197,803
Hana Financial Group, Inc.	19,974	639,676
Hankook Tire Co. Ltd.	3	131
Hanwha Chemical Corp.	21,910	325,991
Hanwha Corp.	37,720	1,069,223
Huvis Corp.	19,350	210,344
Hynix Semiconductor, Inc.	7,960	216,801
Hyundai Engineering & Construction Co. Ltd.	1,418	74,563
Hyundai Mobis	4,960	1,127,750
Hyundai Steel Co.	1,938	134,645
Hyundai Wia Corp.	8,432	1,089,633
KB Financial Group, Inc.	180	5,886
KEPCO Engineering & Construction Co., Inc.	2,217	176,570
Korea Investment Holdings Co. Ltd.	1,080	45,518
Korean Air Lines Co. Ltd.	25,670	823,769
LG Display Co. Ltd.	33,580	918,865
Lotte Shopping Co. Ltd.	1,463	546,353
Mirae Asset Securities Co. Ltd.	12,500	523,251
Orion Corp.	888	939,304
Sharestron Co. Ltd.	17,597	372,188
POSCO	615	176,768
RFTech Co. Ltd.	39,166	642,338
Samsung Electronics Co. Ltd.	826	1,142,374
Samsung Electronics Co. Ltd., Preference Shares	968	767,068
SK Holdings Co. Ltd.	2,803	404,557
SK Telecom Co. Ltd. - ADR	179,449	3,497,461
Sungwoo Hitech Co. Ltd.	54,825	763,661
Woori Finance Holdings Co. Ltd.	110,330	1,194,661
		23,783,472
Taiwan
Advanced Semiconductor Engineering, Inc.	753,000	656,772
ASUSTek Computer, Inc.	46,000	535,778

	Shares	Value
Reference Entity - Long
Taiwan (concluded)
Capella Microsystems Taiwan, Inc.	293,000	$2,255,967
Capital Securities Corp.	194,000	68,768
Cheng Shin Rubber Industry Co. Ltd.	157,000	532,503
Chicony Electronics Co. Ltd.	564,000	1,659,276
Chipbond Technology Corp.	288,000	734,189
Chong Hong Construction Co.	439,000	1,518,985
Eclat Textile Co. Ltd.	337,000	2,035,184
Elan Microelectronics Corp.	466,000	1,240,938
Eva Airways Corp.	1,522,000	849,316
Far Eastern DeSharestment Stores Co. Ltd.	88,000	77,902
Farglory Land Development Co. Ltd.	41,000	78,350
Formosa International Hotels Corp.	2,100	22,948
Largan Precision Co. Ltd.	51,000	1,395,809
Mega Financial Holding Co. Ltd.	305	235
Merida Industry Co. Ltd.	409,000	2,497,602
Novatek Microelectronics Corp.	280,000	1,368,945
Pegatron Corp.	117,000	191,815
Pou Chen Corp.	1,125,000	1,327,941
Taishin Financial Holding Co. Ltd.	1,697,501	737,566
Taiwan Mobile Co. Ltd.	51,000	185,857
Taiwan Semiconductor Manufacturing Co. Ltd.	586,000	2,174,899
Teco Electric and Machinery Co. Ltd.	610,000	574,087
Tong Hsing Electronic Industries Ltd.	146,000	643,108
Uni-President China Holdings Ltd.	644,000	700,214
Uni-President Enterprises Corp.	1,501,050	2,957,816
Vanguard International Semiconductor Corp.	385,000	420,541
Visual Photonics Epitaxy Co. Ltd.	64,200	77,806
Wan Hai Lines Ltd.	594,000	332,524
Ways Technical Corp. Ltd.	84,000	219,876
Yang Ming Marine Transport Corp.	344,000	154,676
		28,228,193
Thailand
Airports of Thailand PCL	285,600	1,406,106
Bangkok Dusit Medical Services PCL	62,800	361,608
PTT Global Chemical PCL	793,200	1,972,865
Siam Cement PCL	3,500	59,042
		3,799,621
Turkey
Coca-Cola Icecek AS	13,272	370,158
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	86,838	148,939
Enka Insaat ve Sanayi AS	682,480	2,112,291
Petkim Petrokimya Holding AS	1,267,269	2,209,410
TAV Havalimanlari Holding AS	283,415	2,001,788
Turk Hava Yollari	176,362	734,813
Turk Telekomunikasyon AS	84,457	400,640

BLACKROCK FUNDS	APRIL 30, 2013	19

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund
	Shares	Value
Reference Entity - Long
Turkey (concluded)
Turk Traktor ve Ziraat Makineleri AS	6,442	$243,801
Turkiye Halk Bankasi AS	23,845	260,369
Turkiye Is Bankasi, Class C	624,074	2,413,912
		10,896,121
United Kingdom
Lonmin Plc	31,952	132,683
Old Mutual Plc	247,856	788,250
		920,933
United States
AES Corp.	280,660	3,889,948
Total Reference Entity - Long		166,963,628
Reference Entity - Short
Brazil
Banco Bradesco SA - ADR	(24,613)	(408,330)
Banco Santander Brasil SA	(92,626)	(687,285)
BR Malls Sharesticipacoes SA	(400)	(4,748)
BR Properties SA	(35,800)	(399,020)
Centrais Eletricas Brasileiras SA	(27,900)	(75,720)
CETIP SA - Mercador Organizados	(9,300)	(110,907)
Cia de Transmissao de Energia Eletrica Paulista, Preference Shares	(3,800)	(66,608)
CPFL Energia SA - ADR	(58,590)	(1,253,826)
Gerdau SA - ADR	(115,000)	(902,750)
Gol Linhas Aereas Inteligentes SA - ADR	(230,468)	(1,424,292)
Gol Linhas Aereas Inteligentes SA, Preference Shares	(5,400)	(33,468)
HRT Sharesticipacoes em Petroleo SA	(64,200)	(139,583)
Itau Unibanco Holding SA Preference Shares - ADR	(119,590)	(2,012,700)
Raia Drogasil SA	(38,900)	(418,990)
		(7,938,227)
Canada — (0.0)%
AuRico Gold, Inc.	(41,468)	(213,216)

	Shares	Value
Reference Entity - Short
Chile
E.CL SA	(103,156)	$(216,265)
Empresa Nacional de Electricidad SA - ADR	(22,376)	(1,192,865)
Latam Airlines Group SA	(29,820)	(616,137)
Latam Airlines Group SA - ADR	(204,662)	(4,236,503)
Sociedad Quimica y Minera de Chile SA	(7,150)	(353,363)
Sociedad Quimica y Minera de Chile SA - ADR	(46,410)	(2,296,831)
Vina Concha y Toro SA	(121,432)	(237,596)
		(9,149,560)
China
Anhui Conch Cement Co. Ltd., Class H	(345,500)	(1,254,357)
Brilliance China Automotive Holdings Ltd.	(164,000)	(201,216)
China Life Insurance Co. Ltd., Class H	(253,000)	(699,793)
China Longyuan Power Group Corp., Class H	(1,059,000)	(972,698)
China National Building Material Co. Ltd., Class H	(458,000)	(542,225)
China Pacific Insurance Group Co. Ltd., Class H	(66,200)	(238,601)
China Shipping Development Co. Ltd., Class H	(1,784,000)	(767,787)
CITIC Securities Co. Ltd.	(217,000)	(493,154)
Country Garden Holdings Co. Ltd.	(112,527)	(63,753)
Daphne International Holdings Ltd.	(264,000)	(275,265)
Guangzhou Automobile Group Co. Ltd., Class H	(808,000)	(668,074)
Haitong Securities Co. Ltd., Class H	(791,600)	(1,155,138)
Hengan International Group Co. Ltd.	(5,500)	(56,935)
Metallurgical Corp. of China Ltd., Class H	(3,332,000)	(680,086)
Shareskson Retail Group Ltd.	(132,000)	(71,498)
PetroChina Co. Ltd., Class H	(50,000)	(63,731)
Ping An Insurance Group Co., Class H	(76,500)	(607,172)
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	(1,876,000)	(1,807,161)
Shui On Land Ltd.	(1,223,333)	(336,503)
Sinopec Shanghai Petrochemical Co. Ltd., Class H	(2,980,000)	(1,027,631)
Tingyi Cayman Islands Holding Corp.	(28,000)	(77,469)
Weichai Power Co. Ltd., Class H	(207,800)	(725,881)
Zhongsheng Group Holdings Ltd.	(591,500)	(823,069)
		(13,609,197)

BLACKROCK FUNDS	APRIL 30, 2013	20

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund
	Shares	Value
Reference Entity - Short
Hong Kong
Beijing Enterprises Holdings Ltd.	(17,500)	$(131,015)
China Agri-Industries Holdings Ltd.	(273,100)	(134,217)
China Mengniu Dairy Co. Ltd.	(164,000)	(461,641)
China Resources Land Ltd.	(12,000)	(36,371)
China State Construction International Holdings Ltd.	(1,592,000)	(2,322,640)
Chow Tai Fook Jewellery Group Ltd.	(508,800)	(685,968)
Dah Chong Hong Holdings Ltd.	(1,300,000)	(1,199,968)
Franshion Properties China Ltd.	(112,000)	(38,265)
Shanghai Industrial Holdings Ltd.	(122,000)	(387,633)
Yingde Gases	(14,500)	(13,983)
		(5,411,701)
Hungary
Richter Gedeon Nyrt	(5,834)	(866,005)
Indonesia
Astra International Tbk PT	(290,000)	(219,428)
Gudang Garam Tbk PT	(38,500)	(195,859)
		(415,287)
Israel
Ratio Oil Exploration	(1,241,123)	(108,258)
Teva Pharmaceutical Industries Ltd. - ADR	(11,769)	(450,635)
		(558,893)
Malaysia
Malaysia Airports Holdings Bhd	(39,300)	(77,760)
Maxis Bhd	(3,837,200)	(8,526,519)
Petronas Gas Bhd	(11,200)	(72,605)
Sime Darby Bhd	(596,300)	(1,850,915)
		(10,527,799)
Mexico
Alpek SA de CV	(372,600)	(889,284)
America Movil SAB de CV, Series L - ADR	(12,582)	(269,003)
Arca Continental SAB de CV	(3,100)	(25,566)
Cemex SAB de CV	(12,584)	(14,188)
Cemex SAB de CV - ADR	(23,088)	(259,740)
Grupo Bimbo SAB de CV, Series A	(353,700)	(1,150,909)
Grupo Financiero Banorte SAB de CV, Series O	(18,400)	(66,826)
Mexichem SAB de CV	(559,500)	(2,851,804)
Minera Frisco SAB de CV, Series A1	(262,900)	(1,123,717)
		(6,651,037)
Peru
Cia de Minas Buenaventura SA - ADR	(8,692)	(174,014)

	Shares	Value
Reference Entity - Short
Philippines
GT Capital Holdings, Inc.	(19,040)	$(366,214)
Philippine Long Distance Telephone Co. - ADR	(16,433)	(1,207,332)
		(1,573,546)
Poland
Telekomunikacja Polska SA	(14,895)	(33,229)
Russia
MMC Norilsk Nickel OJSC - ADR	(216,039)	(3,334,709)
NovaTek OAO - GDR	(748)	(75,931)
Novolipetsk Steel OJSC - GDR	(118,178)	(1,985,264)
Severstal OAO - GDR	(252,329)	(2,160,549)
TMK OAO - GDR	(50,863)	(646,657)
Uralkali OJSC - GDR	(347)	(12,584)
X5 Retail Group NV - GDR	(4,849)	(85,086)
		(8,300,780)
South Africa
Aspen Pharmacare Holdings Ltd.	(168)	(3,653)
Clicks Group Ltd.	(13,511)	(86,181)
Discovery Holdings Ltd.	(36,954)	(336,983)
Exxaro Resources Ltd.	(1,476)	(23,247)
Foschini Group Ltd.	(3,218)	(41,295)
Northam Platinum Ltd.	(2,512)	(9,338)
Steinhoff International Holdings Ltd.	(20,844)	(55,673)
		(556,370)
South Korea
Amorepacific Corp.	(255)	(208,460)
Cosmax, Inc.	(22,670)	(1,141,957)
Daewoo Engineering & Construction Co. Ltd.	(57,780)	(397,172)
Daewoo International Corp.	(6,480)	(227,599)
Daum Communications Corp.	(10,843)	(886,390)
Hanjin Shipping Co. Ltd.	(1,690)	(12,685)
Hotel Shilla Co. Ltd.	(20,227)	(1,070,529)
Hyundai Development Co.	(5,850)	(120,311)
Hyundai Merchant Marine Co. Ltd.	(12,450)	(115,987)
Hyundai Mipo Dockyard	(947)	(93,093)
KCC Corp.	(1,667)	(495,595)
Kolon Industries, Inc.	(35,546)	(1,647,884)
Korea Gas Corp.	(18,330)	(1,176,958)
LG Fashion Corp.	(71,160)	(2,040,758)
Lock & Lock Co. Ltd.	(46,530)	(1,195,470)
Lotte Chemical Corp.	(1,524)	(225,562)
Mando Corp.	(267)	(20,404)
NCSoft Corp.	(4,587)	(692,371)
Neowiz Games Corp.	(2,691)	(42,609)
Nexen Tire Corp.	(13,370)	(175,148)
Sharesadise Co. Ltd.	(18,697)	(388,353)
Samsung Fine Chemicals Co. Ltd.	(2,984)	(144,876)
Seegene, Inc.	(81)	(4,840)
WeMade Entertainment Co. Ltd.	(2,287)	(117,759)
		(12,642,770)

BLACKROCK FUNDS	APRIL 30, 2013	21

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund
	Shares	Value
Reference Entity - Short
Taiwan
Advantech Co. Ltd.	(61,000)	$(291,559)
Asia Cement Corp.	(1,306,000)	(1,658,260)
AU Optronics Corp. - ADR	(67,955)	(328,902)
China Petrochemical Development Corp.	(51,700)	(28,004)
Chunghwa Telecom Co. Ltd.	(374,000)	(1,193,844)
Chunghwa Telecom Co. Ltd. - ADR	(53,527)	(1,725,710)
Clevo Co.	(8,174)	(15,679)
Compal Electronics, Inc.	(310,000)	(200,808)
Epistar Corp.	(671,000)	(1,184,809)
Far EasTone Telecommunications Co. Ltd.	(257,000)	(626,130)
First Financial Holding Co. Ltd.	(1,448,000)	(891,944)
Foxconn Technology Co. Ltd.	(73,000)	(192,402)
G Tech Optoelectronics Corp.	(720,000)	(1,578,345)
Genesis Photonics, Inc.	(1,093,000)	(757,198)
Genius Electronic Optical Co. Ltd.	(19,000)	(114,707)
Giant Manufacturing Co. Ltd.	(1,000)	(6,004)
Green Energy Technology, Inc.	(182,000)	(153,134)
Hotai Motor Co. Ltd.	(53,000)	(473,766)
Hua Nan Financial Holdings Co. Ltd.	(220,000)	(128,025)
Macronix International	(10,502,280)	(2,869,089)
MediaTek, Inc.	(145,000)	(1,769,515)
MIN AIK Technology Co. Ltd.	(51,000)	(144,415)
MStar Semiconductor, Inc.	(81,000)	(692,407)
Nan Kang Rubber Tire Co. Ltd.	(1,269,936)	(1,501,004)
Nan Ya Plastics Corp.	(1,438,000)	(2,869,217)
Quanta Computer, Inc.	(28,000)	(57,958)
Ruentex Industries Ltd.	(99,000)	(237,181)
Shin Kong Financial Holding Co. Ltd.	(467,000)	(147,794)
Shin Zu Shing Co. Ltd.	(15,000)	(38,442)
Simplo Technology Co. Ltd.	(67,000)	(285,216)
Sino-American Silicon Products, Inc.	(469,000)	(648,802)
Synnex Technology International Corp.	(1,264,000)	(2,140,352)
Taiwan Glass Industry Corp.	(235,000)	(239,390)
TSRC Corp.	(369,600)	(730,651)
Unimicron Technology Corp.	(271,000)	(286,041)
United Microelectronics Corp. - ADR	(933,898)	(1,765,067)
Wistron Corp.	(123,000)	(125,007)
WPG Holdings Ltd.	(504,000)	(607,310)
Yulon Motor Co. Ltd.	(1,863,000)	(3,198,458)
		(31,902,546)
Thailand
Banpu PCL	(13,900)	(161,496)
Charoen Pokphand Foods PCL	(5,064,300)	(5,478,416)
Indorama Ventures PCL	(751,400)	(601,632)
IRPC PCL	(259,700)	(36,278)
Krung Thai Bank PCL	(138,625)	(117,135)
PTT Exploration & Production PCL	(200,800)	(1,053,601)
PTT PCL	(37,100)	(412,082)
Thai Union Frozen Products PCL	(2,248,600)	(4,328,651)
		(12,189,291)

	Shares	Value
Reference Entity - Short
Turkey
Arcelik	(91,067)	$(709,482)
Dogan Sirketler Grubu Holding	(44,982)	(30,417)
Dogan Yayin Holding	(124,837)	(61,315)
Trakya Cam Sanayi	(216,577)	(366,370)
Turkcell Iletisim Hizmetleri AS - ADR	(56,815)	(887,450)
		(2,055,034)
United States
NII Holdings, Inc.	(143,540)	(1,248,798)
Total Reference Entity - Short		(126,017,300)
Net Value of Reference Entity – UBS AG		$40,946,328

BLACKROCK FUNDS	APRIL 30, 2013	22

Schedule of Investments (concluded)	BlackRock Emerging Markets Long/Short Equity Fund
•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access
•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities	$608,557,111	—	—	$608,557,111
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	—	$33,659,718	—	$ 33,659,718

1Derivative financial instruments are swaps which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of April 30, 2013, cash received as collateral for swaps of $50,645,697 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended April 30, 2013.

BLACKROCK FUNDS	APRIL 30, 2013	23

Schedule of Investments April 30, 2013 (Unaudited)	BlackRock Global Long/Short Equity Fund (Percentages shown are based on Net Assets)
Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (a)(b)	27,726,778	$27,726,778
Total Short-Term Securities (Cost – $27,726,778*) – 100.5%		27,726,778
Liabilities in Excess of Other Assets– (0.5)%		(127,551)
Net Assets – 100.0%		$27,599,227

Notes to Schedule of Investments
*	Cost for federal income tax purposes.
(a)	Investments in issuers considered to be an affiliate of the Fund during the period ended April 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliate	Net Activity	Shares Held at April 30, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	27,726,778	27,726,778	$9,472

(b)	Represents the current yield as of report date.
Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
GBP	British Pound
EUR	Euro
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
USD	US Dollar
•	Total return swaps outstanding as of April 30, 2013 were as follows[1]:

Reference Entity	Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)	Net Value of Reference Entities
Basket of Equity Securities Long/Short:	Bank of America Merrill Lynch	Open[2]	$1,278,177	$(8,394)[3]	$1,248,366
	Deutsche Bank AG	Open[2]	$543,958	683,676[4]	1,034,439
	Goldman Sachs Group, Inc.	Open[2]	$1,401,821	(104,757)[5]	1,278,578
	UBS AG	Open[2]	$429,642	428,455[6]	922,989
Total				$998,980	$4,484,372

[1]	The Fund receives or pays the total return on a portfolio of long and short positions underlying the custom basket and pays or receives a specific LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the currencies of the securities underlying the custom basket.
[2]	Certain swaps have no stated expiration and can be terminated by either party at any time.
[3]	Amount includes $(21,417) of dividends and financing income payable from the Fund to the counterparty.
[4]	Amount includes $(193,195) of dividends and financing income payable from the Fund to the counterparty.
[5]	Amount includes $(18,486) of dividends and financing income payable from the Fund to the counterparty
[6]	Amount includes $64,892 of dividends and financing income payable from the Fund to the counterparty
BLACKROCK GLOBAL LONG/SHORT EQUITY FUND	APRIL 30, 2013	1

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund
•	Foreign currency exchange contracts as of April 30, 2013 were as follows:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
DKK	7,071	USD	1,248	Deutsche Bank AG	5/01/13	$1
DKK	4,750	USD	839	UBS AG	5/01/13	1
USD	2,740	AUD	2,644	Deutsche Bank AG	5/01/13	(1)
USD	3,914	AUD	3,776	UBS AG	5/01/13	(1)
USD	1,530	CAD	1,542	Deutsche Bank AG	5/01/13	—
USD	3,565	GBP	2,295	Deutsche Bank AG	5/01/13	—
USD	24,790	JPY	2,416,766	Deutsche Bank AG	5/01/13	(1)
USD	6,204	JPY	605,035	UBS AG	5/01/13	(3)
USD	5,815	EUR	4,419	Deutsche Bank AG	5/02/13	(5)
USD	8,791	EUR	6,680	UBS AG	5/02/13	(6)
USD	431	HKD	3,342	Deutsche Bank AG	5/02/13	—
USD	698	SEK	4,524	Deutsche Bank AG	5/02/13	(1)
Total						$(16)

The following table represents the individual long and short positions and related values of the basket of equity securities underlying the total return swap with Bank of America Merrill Lynch as of April 30, 2013:

	Shares	Value
Reference Entity - Long
Ireland
Warner Chilcott Plc, Class A	183	$2,631
Netherlands
CNH Global NV	40	1,645
LyondellBasell Industries NV, Class A	5,210	316,247
NXP Semiconductors NV	5,170	142,434
Sensata Technologies Holding NV	880	29,436
		489,762
Norway
Norwegian Cruise Line Holdings Ltd.	129	4,000
Panama
Copa Holdings SA, Class A	70	8,791
Singapore
Avago Technologies Ltd.	12,729	406,819
Switzerland
Garmin Ltd.	23	807
United States
AbbVie, Inc.	2,530	116,506
ACE Ltd.	441	39,311
Activision Blizzard, Inc.	369	5,517
The ADT Corp.	5,390	235,220
Air Lease Corp.	499	13,727
Alon USA Energy, Inc.	4,662	77,389
AMC Networks, Inc., Class A	3,499	220,472
Amdocs Ltd.	105	3,749
American Eagle Outfitters, Inc.	87	1,692
American Water Works Co., Inc.	448	18,762
Apple, Inc.	882	390,505
Autodesk, Inc.	375	14,767

	Shares	Value
Reference Entity - Long
United States (continued)
BE Aerospace, Inc.	1,279	$80,244
Boise Cascade Co.	22	705
Cardinal Health, Inc.	5,166	228,441
Cavium, Inc.	172	5,409
CBS Corp., Class B	3,043	139,309
Celgene Corp.	239	28,219
CF Industries Holdings, Inc.	26	4,849
CIT Group, Inc.	4,158	176,757
Citigroup, Inc.	302	14,091
CNA Financial Corp.	101	3,405
Cognizant Technology Solutions Corp., Class A	115	7,452
Comcast Corp., Class A	1,412	58,316
Computer Sciences Corp.	428	20,052
CoreLogic, Inc.	76	2,073
Corrections Corp. of America	393	14,227
Delek US Holdings, Inc.	4,283	154,573
Discovery Communications, Inc. Class C	6,226	441,361
Eastman Chemical Co.	264	17,596
Expedia, Inc.	2,308	128,879
Express Scripts Holding Co.	1,864	110,666
Foot Locker, Inc.	46	1,604
Fortinet, Inc.	3,955	71,032
Geospace Technologies Corp.	248	20,924
Groupon, Inc.	9,453	57,663
HCA Holdings, Inc.	8,510	339,464
IAC/InterActiveCorp.	1,057	49,753
International Flavors & Fragrances, Inc.	10	772
Itron, Inc.	22	872
Jabil Circuit, Inc.	55	979
JPMorgan Chase & Co.	2,144	105,077
Kronos Worldwide, Inc.	102	1,803
Lamar Advertising Co., Class A	1,404	65,735
Lear Corp.	2,744	158,548

BLACKROCK GLOBAL LONG/SHORT EQUITY FUND	APRIL 30, 2013	2

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund
	Shares	Value
Reference Entity - Long
United States (concluded)
Lender Processing Services, Inc.	100	$2,774
Liberty Interactive Corp., Class A	107	2,278
Lorillard, Inc.	320	13,725
LSI Corp.	151	988
Marathon Petroleum Corp.	1,780	139,481
Matson, Inc.	1,138	26,789
Mead Johnson Nutrition Co.	3,784	306,845
Michael Kors Holdings Ltd.	2,945	167,688
Monsanto Co.	4,421	472,251
Monster Beverage Corp.	1,740	98,136
The NASDAQ OMX Group, Inc.	135	3,980
NVR, Inc.	190	195,700
Phillips 66	1,168	71,190
priceline.com, Inc.	478	332,683
Prudential Financial, Inc.	1,209	73,048
PulteGroup, Inc.	254	5,331
Raymond James Financial, Inc.	152	6,296
Rock-Tenn Co., Class A	13	1,302
Ross Stores, Inc.	369	24,380
Rovi Corp.	341	7,976
Ruckus Wireless, Inc.	44	849
Ryder System, Inc.	230	13,356
Safeway, Inc.	274	6,170
Service Corp. International	7,037	118,785
Sirona Dental Systems, Inc.	106	7,795
Skyworks Solutions, Inc.	2,063	45,530
Smithfield Foods, Inc.	78	1,997
Solera Holdings, Inc.	46	2,649
Starbucks Corp.	986	59,988
Telephone & Data Systems, Inc.	5,141	115,364
Terex Corp.	304	8,694
Thor Industries, Inc.	835	30,970
TIBCO Software, Inc.	824	15,994
TJX Cos., Inc.	1,061	51,745
TripAdvisor, Inc.	424	22,294
Valmont Industries, Inc.	20	2,915
VeriSign, Inc.	8,091	372,752
Western Refining, Inc.	3,028	93,595
Westlake Chemical Corp.	117	9,727
Whirlpool Corp.	474	54,169
XL Group Plc	38	1,183
Zoetis, Inc.	3,050	100,711
		6,738,540
Total Reference Entity - Long		7,651,350

Reference Entity - Short
United States
Acuity Brands, Inc.	(97)	(7,077)
Aeropostale, Inc.	(11,131)	(163,180)
Air Products & Chemicals, Inc.	(2,069)	(179,920)
Albemarle Corp.	(86)	(5,268)
Allegheny Technologies, Inc.	(832)	(22,447)
Alpha Natural Resources, Inc.	(17,640)	(130,889)
Apache Corp.	(105)	(7,757)
Aptargroup, Inc.	(869)	(48,751)

	Shares	Value
Reference Entity - Short
United States (continued)
Arch Capital Group Ltd.	(1,092)	$(57,942)
Arch Coal, Inc.	(693)	(3,361)
Archer-Daniels-Midland Co.	(196)	(6,652)
Ascena Retail Group, Inc.	(428)	(7,918)
Avon Products, Inc.	(5,927)	(137,269)
Berry Plastics Group, Inc.	(134)	(2,546)
Big Lots, Inc.	(1,779)	(64,791)
Bill Barrett Corp.	(259)	(5,144)
BP Prudhoe Bay Royalty Trust	(417)	(34,077)
C&J Energy Services, Inc.	(756)	(14,961)
Cabela's, Inc.	(3,999)	(256,736)
Cabot Corp.	(479)	(17,991)
CACI International, Inc., Class A	(65)	(3,802)
CarMax, Inc.	(41)	(1,888)
Carrizo Oil & Gas, Inc.	(773)	(18,722)
Chesapeake Energy Corp.	(1,154)	(22,549)
CLARCOR, Inc.	(33)	(1,706)
Clean Harbors, Inc.	(1,185)	(67,509)
Cliffs Natural Resources, Inc.	(2,228)	(47,546)
The Coca-Cola Co.	(2,810)	(118,947)
Coeur d'Alene Mines Corp.	(224)	(3,414)
Colfax Corp.	(227)	(10,594)
Compass Minerals International, Inc.	(771)	(66,722)
Compuware Corp.	(8,777)	(105,324)
The Corporate Executive Board Co.	(22)	(1,240)
DENTSPLY International, Inc.	(398)	(16,855)
Donaldson Co., Inc.	(215)	(7,822)
DSW, Inc., Class A	(109)	(7,207)
Eaton Vance Corp.	(1,159)	(46,221)
Electronic Arts, Inc.	(22,488)	(396,014)
Endo Health Solutions, Inc.	(170)	(6,229)
EnerSys, Inc.	(29)	(1,329)
Exelon Corp.	(55)	(2,063)
Family Dollar Stores, Inc.	(1,360)	(83,463)
Fulton Financial Corp.	(275)	(3,042)
Genesee & Wyoming, Inc., Class A	(164)	(13,973)
Golar LNG Ltd.	(67)	(2,239)
The Goodyear Tire & Rubber Co.	(1,397)	(17,456)
Guess?, Inc.	(4,700)	(130,096)
Gulfmark Offshore, Inc., Class A	(105)	(4,370)
Halcon Resources Corp.	(13,551)	(88,624)
Harman International Industries, Inc.	(124)	(5,544)
Hatteras Financial Corp.	(164)	(4,482)
Health Care REIT, Inc.	(1,756)	(131,647)
Health Management Associates, Inc.	(14,313)	(164,456)
HMS Holdings Corp.	(8,848)	(223,058)
HNI Corp.	(24)	(826)
Hospira, Inc.	(29)	(960)
IDEXX Laboratories, Inc.	(504)	(44,332)
Integrated Device Technology, Inc.	(15,848)	(112,679)
InterDigital, Inc.	(50)	(2,221)
International Rectifier Corp.	(16,077)	(340,993)
Intrepid Potash, Inc.	(7,308)	(134,540)
ITC Holdings Corp.	(89)	(8,208)
KBR, Inc.	(203)	(6,106)

BLACKROCK GLOBAL LONG/SHORT EQUITY FUND	APRIL 30, 2013	3

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund
	Shares	Value
Reference Entity - Short
United States (concluded)
Kellogg Co.	(3,988)	$(259,380)
Kimberly-Clark Corp.	(248)	(25,591)
Kirby Corp.	(91)	(6,815)
Kohl's Corp.	(1,171)	(55,107)
Landstar System, Inc.	(115)	(6,286)
Laredo Petroleum Holdings, Inc.	(338)	(5,814)
Level 3 Communications, Inc.	(15,548)	(312,981)
Lexmark International, Inc.	(79)	(2,394)
Lululemon Athletica, Inc.	(90)	(6,852)
Mercury General Corp.	(152)	(6,948)
Micron Technology, Inc.	(10,356)	(97,554)
Molson Coors Brewing Co.	(605)	(31,218)
The Mosaic Co.	(2,609)	(160,688)
Navistar International Corp.	(1,582)	(52,396)
NetSuite, Inc.	(196)	(17,240)
Northern Oil and Gas, Inc.	(3,565)	(45,953)
ON Semiconductor Corp.	(16,529)	(129,918)
PACCAR, Inc.	(242)	(12,047)
Praxair, Inc.	(2,226)	(254,432)
Primoris Services Corp.	(74)	(1,631)
The Progressive Corp.	(3,192)	(80,726)
Questar Corp.	(4,913)	(124,741)
Realty Income Corp.	(126)	(6,422)
Rex Energy Corp.	(1,394)	(22,402)
Rockwell Collins, Inc.	(820)	(51,594)
Royal Gold, Inc.	(2,006)	(111,493)
SEACOR Holdings, Inc.	(122)	(8,797)
ServiceNow, Inc.	(73)	(2,990)
Sotheby's	(3,342)	(118,574)
The Southern Co.	(3,274)	(157,905)
Spectra Energy Corp.	(1,915)	(60,380)
StanCorp Financial Group, Inc.	(795)	(34,328)
Stillwater Mining Co.	(414)	(5,150)
Sysco Corp.	(25)	(871)
Tanger Factory Outlet Centers	(243)	(9,020)
TCF Financial Corp.	(2,947)	(42,879)
TECO Energy, Inc.	(6,027)	(115,297)
Tidewater, Inc.	(197)	(10,333)
Tiffany & Co.	(2,285)	(168,359)
Ulta Salon Cosmetics & Fragrance, Inc.	(325)	(28,486)
United Continental Holdings, Inc.	(219)	(7,074)
UTi Worldwide, Inc.	(46)	(676)
Vectren Corp.	(625)	(23,475)
Waste Management, Inc.	(920)	(37,702)
WellCare Health Plans, Inc.	(105)	(6,123)
WEX, Inc.	(242)	(18,339)
WPX Energy, Inc.	(208)	(3,251)
Yum! Brands, Inc.	(39)	(2,657)
Total Reference Entity– Short		(6,402,984)
Net Value of Reference Entity – Bank of America Merrill Lynch		1,248,366

The following table represents the individual long and short positions and related values of the basket of equity securities underlying the total return swap with Deutsche Bank AG as of April 30, 2013:

	Shares	Value
Reference Entity - Long
Australia
BlueScope Steel Ltd.	1,606	$8,270
JB Hi-Fi Ltd.	7,915	131,409
		139,679
Austria
AMS AG	50	4,662
Belgium
Ageas	179	6,556
Mobistar SA	105	2,504
		9,060
Canada
Gildan Activewear, Inc.	905	36,390
Norbord, Inc.	138	4,603
Rogers Communications, Inc., Class B	56	2,762
Westjet Airlines Ltd.	2,479	60,729
Whitecap Resources, Inc.	2,261	23,206
		127,690
China
China Shanshui Cement Group Ltd.	4,000	2,268
Shimao Property Holdings Ltd.	14,500	31,294
		33,562
Finland
YIT OYJ	522	9,865
France
BNP Paribas SA	63	3,513
Cie Generale des Etablissements Michelin, Class B	761	64,352
GDF Suez	315	6,754
Nexans SA	70	3,212
Societe Generale SA	3,258	118,353
Teleperformance	980	43,099
UBISOFT Entertainment	113	1,262
		240,545
Germany
Aareal Bank AG	11,441	275,737
Allianz SE, Registered Shares	213	31,507
Bayerische Motoren Werke AG	482	44,571
Continental AG	124	14,749
Deutsche Lufthansa AG, Registered Shares	5,086	101,834
Duerr AG	156	17,782
E.ON AG	18,236	331,176
Fresenius SE & Co. KGaA	214	26,847
Gildemeister AG	371	8,389
GSW Immobilien AG	154	6,184
Hochtief AG	723	50,303
KUKA AG	17	770
Merck KGaA	24	3,656
Telefonica Deutschland Holding AG	460	3,656

BLACKROCK GLOBAL LONG/SHORT EQUITY FUND	APRIL 30, 2013	4

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund
	Shares	Value
Reference Entity - Long
Germany (concluded)
ThyssenKrupp AG	1,178	$21,356
TUI AG	2,687	28,534
		967,051
Ireland
Smurfit Kappa Plc	3,102	46,120
Italy
Fiat SpA	50,382	301,910
Japan
Canon, Inc.	400	14,386
Daikyo, Inc.	54,000	208,839
Daiwa House Industry Co. Ltd.	1,000	22,602
Dena Co. Ltd.	2,300	65,518
FUJIFILM Holdings Corp.	17,500	359,512
GungHo Online Entertainment, Inc.	1	9,462
Hikari Tsushin, Inc.	100	5,453
HIS Co. Ltd.	2,000	86,262
Isuzu Motors Ltd.	22,000	146,615
J. Front Retailing Co. Ltd.	1,000	8,401
Kyocera Corp.	500	50,861
Kyowa Exeo Corp.	5,600	66,119
Mizuho Financial Group, Inc.	21,600	47,530
Mori Seiki Co. Ltd.	100	1,257
NET One Systems Co. Ltd.	200	1,754
Nomura Holdings, Inc.	2,200	17,980
Nomura Real Estate Holdings, Inc.	200	5,377
Oriental Land Co. Ltd.	300	48,501
Pigeon Corp.	100	8,603
Ship Healthcare Holdings, Inc.	3,100	119,323
Sumco Corp.	100	1,050
Sundrug Co. Ltd.	100	4,398
Tokai Rika Co. Ltd.	200	4,052
UNY Group Holdings Co. Ltd	3,500	24,910
Yahoo! Japan Corp.	4	2,010
		1,330,775
Netherlands
Aegon NV	5,300	35,402
CSM	2,743	61,401
		96,803
Spain
Amadeus IT Holding SA, Class A Shares	12,602	371,842
Banco Bilbao Vizcaya Argentaria SA	27,812	270,738
Banco Santander SA	3,569	25,774
Ebro Foods SA	146	2,995
Ferrovial SA	121	2,002
Gas Natural SDG SA	738	15,453
Iberdrola SA	3,128	16,818
Inditex SA	1,801	241,704
Obrascon Huarte Lain SA	90	3,328
Viscofan SA	72	3,740
		954,394
United Kingdom
Afren Plc	809	1,685

	Shares	Value
Reference Entity - Long
United Kingdom (concluded)
African Minerals Ltd.	3,437	$11,726
Ashtead Group Plc	5,832	53,336
Burberry Group Plc	418	8,696
Debenhams Plc	12,652	16,366
Dialog Semiconductor Plc	165	1,960
Dixons Retail Plc	159,141	87,063
DS Smith Plc	4,587	16,665
easyJet Plc	15,338	266,720
Evraz Plc	341	830
Fenner Plc	512	2,706
Filtrona Plc	477	5,246
InterContinental Hotels Group Plc	633	18,703
Michael Page International Plc	224	1,300
Pace Plc	31,312	120,769
Playtech Ltd.	69	657
Royal Bank of Scotland Group Plc	7,324	34,949
Shire Plc	9,061	282,449
Spectris Plc	2,776	91,125
Tullow Oil Plc	610	9,509
		1,032,460
United States
Brookfield Infrastructure Partners LP	117	4,533
Gran Tierra Energy, Inc.	8,684	48,271
		52,804
Total Reference Entity - Long		5,347,380

Reference Entity - Short
Canada
Agnico Eagle Mines Ltd.	(2,821)	(91,061)
AuRico Gold, Inc.	(2,097)	(10,782)
Barrick Gold Corp.	(97)	(1,912)
Bell Aliant, Inc.	(115)	(3,075)
Canadian Western Bank	(99)	(2,797)
Catamaran Corp.	(18)	(1,039)
CGI Group, Inc., Class A	(4,000)	(126,656)
Cominar Real Estate Investment Trust	(1,298)	(30,922)
Eldorado Gold Corp.	(233)	(1,843)
Enerplus Corp.	(4,809)	(67,878)
First Majestic Silver Corp.	(428)	(5,277)
Franco-Nevada Corp.	(34)	(1,480)
Goldcorp, Inc.	(1,518)	(44,932)
MacDonald Dettwiler & Associates Ltd.	(177)	(12,785)
MEG Energy Corp.	(27)	(772)
Novagold Resources, Inc.	(21,532)	(53,005)
Pan American Silver Corp.	(178)	(2,341)
Paramount Resources Ltd.	(149)	(5,332)
Silver Wheaton Corp.	(949)	(23,201)
SNC-Lavalin Group, Inc.	(4,120)	(177,813)
Tahoe Resources, Inc.	(9,653)	(167,678)
TransAlta Corp.	(456)	(6,704)
Veresen, Inc.	(421)	(5,633)

BLACKROCK GLOBAL LONG/SHORT EQUITY FUND	APRIL 30, 2013	5

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund
	Shares	Value
Reference Entity - Short
Canada (concluded)
Westshore Terminals Investment Corp.	(28)	$(806)
		(845,724)
China
Yanzhou Coal Mining Co. Ltd.	(228,000)	(238,292)
Finland
Cargotec OYJ	(1,338)	(39,947)
Orion OYJ, Class B	(33)	(948)
Outotec OYJ	(115)	(1,683)
		(42,578)
France
Accor SA	(675)	(22,350)
Carrefour SA	(153)	(4,544)
Casino Guichard Perrachon SA	(690)	(74,633)
Faurecia	(154)	(2,871)
		(104,398)
Germany
ElringKlinger AG	(2,958)	(96,737)
K+S AG	(1,701)	(75,304)
Kloeckner & Co. SE	(5,664)	(68,561)
MAN SE	(1,521)	(170,648)
		(411,250)
Hong Kong
China Resources Enterprise Ltd.	(2,000)	(6,866)
Italy
Assicurazioni Generali SpA	(94)	(1,726)
Atlantia SpA	(1,365)	(24,404)
Mediaset SpA	(7,459)	(19,314)
		(45,444)
Japan
Acom Co. Ltd.	(1,220)	(49,987)
Arnest One Corp.	(100)	(2,295)
Asics Corp.	(4,500)	(81,237)
Chubu Electric Power Co., Inc.	(800)	(10,357)
The Chugoku Electric Power Co., Inc.	(600)	(8,612)
Fujitsu Ltd.	(3,000)	(12,600)
Hirose Electric Co. Ltd.	(600)	(86,274)
Hitachi Transport System Ltd.	(200)	(3,179)
Hokkaido Electric Power Co., Inc.	(7,100)	(90,090)
Hokuetsu Kishu Paper Co. Ltd.	(1,000)	(4,448)
The Kansai Electric Power Co., Inc.	(1,900)	(23,213)
Kyushu Electric Power Co., Inc.	(3,700)	(51,110)
Mitsubishi Shokuhin Co. Ltd.	(100)	(2,948)
Mitsui Chemicals, Inc.	(4,000)	(9,257)
Mitsui OSK Lines Ltd.	(13,000)	(54,136)
NEC Corp.	(40,000)	(103,912)
Nikon Corp.	(2,400)	(52,239)
OSG Corp.	(100)	(1,522)
Panasonic Corp.	(1,900)	(13,693)
Rohm Co. Ltd.	(1,200)	(42,422)
Sega Sammy Holdings, Inc.	(400)	(10,509)
Tohoku Electric Power Co., Inc.	(2,700)	(28,918)

	Shares	Value
Reference Entity - Short
Japan (concluded)
Tokyo Electric Power Co., Inc.	(22,200)	$(98,270)
		(841,228)
Netherlands
Koninklijke KPN NV	(3,242)	(4,359)
PostNL NV	(1,704)	(3,887)
		(8,246)
Norway
Fred Olsen Energy ASA	(93)	(4,057)
Norsk Hydro ASA	(5,131)	(24,165)
		(28,222)
Portugal
EDP - Energias de Portugal SA	(6,864)	(23,592)
Galp Energia SGPS SA	(730)	(11,700)
Jeronimo Martins SGPS SA	(3,436)	(81,835)
Sonae	(1,925)	(1,869)
		(118,996)
Singapore
Ezra Holdings Ltd.	(10,000)	(7,784)
M1 Ltd.	(1,000)	(2,744)
		(10,528)
Spain
Mapfre SA	(12,911)	(47,287)
Sweden
Alfa Laval AB	(131)	(2,888)
Elekta AB, B Shares	(9,954)	(152,629)
Getinge AB, B Shares	(540)	(16,282)
Holmen AB, B Shares	(59)	(1,654)
Husqvarna AB, B Shares	(2,212)	(12,799)
Skanska AB, B Shares	(5,970)	(101,847)
SKF AB, B Shares	(1,246)	(29,087)
SSAB AB, A Shares	(657)	(4,841)
Tele2 AB, B Shares	(1,853)	(31,796)
Volvo AB, B Shares	(8,493)	(117,711)
		(471,534)
Switzerland
Banque Cantonale Vaudoise	(119)	(65,936)
Barry Callebaut AG	(13)	(12,701)
Clariant AG	(11,689)	(171,016)
Galenica AG	(52)	(34,143)
Kuehne + Nagel International AG	(3,903)	(447,062)
		(730,858)
United Kingdom
Eurasian Natural Resources Corp. Plc	(8,444)	(36,311)
Ferrexpo Plc	(8,535)	(23,810)
Hargreaves Lansdown Plc	(132)	(2,010)
Hunting Plc	(22,437)	(281,759)
Lonmin Plc	(1,456)	(6,107)
BLACKROCK GLOBAL LONG/SHORT EQUITY FUND	APRIL 30, 2013	6

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund
	Shares	Value
Reference Entity - Short
United Kingdom (concluded)
Pennon Group Plc	(1,079)	$(11,493)
		(361,490)
Total Reference Entity– Short		(4,312,941)
Net Value of Reference Entity – Deutsche Bank AG		1,034,439

The following table represents the individual long and short positions and related values of the basket of equity securities underlying the total return swap with Goldman Sachs Group, Inc. as of April 30, 2013:

Reference Entity - Long
Netherlands
CNH Global NV	168	6,910
LyondellBasell Industries NV, Class A	7,215	437,950
NXP Semiconductors NV	4,272	117,694
Sensata Technologies Holding NV	313	10,470
		573,024
Norway
Norwegian Cruise Line Holdings Ltd.	48	1,488
Singapore
Avago Technologies Ltd.	5,129	163,923
United States
AbbVie, Inc.	14,265	656,903
ACE Ltd.	262	23,355
Activision Blizzard, Inc.	108	1,615
The ADT Corp.	6,978	304,520
The AES Corp.	188	2,606
Air Lease Corp	2,614	71,911
Alon USA Energy, Inc.	7,121	118,209
AMC Networks, Inc., Class A	2,100	132,321
American Eagle Outfitters, Inc.	183	3,559
Apple, Inc.	794	351,543
Assured Guaranty Ltd.	4,890	100,881
Autodesk, Inc.	563	22,171
BE Aerospace, Inc.	603	37,832
Boise Cascade Co.	33	1,057
Brookdale Senior Living, Inc.	1,571	40,516
Cabot Oil & Gas Corp.	10	680
Cardinal Health, Inc.	14,051	621,335
CBS Corp., Class B	540	24,721
Celgene Corp.	26	3,070
Citigroup, Inc.	394	18,384
Cognizant Technology Solutions Corp., Class A	980	63,504
Comcast Corp., Class A	1,756	72,523
Computer Sciences Corp.	155	7,262
CoreLogic, Inc.	4,946	134,927
CVR Energy, Inc.	3,395	167,272
Cytec Industries, Inc.	406	29,581
Delek US Holdings, Inc.	1,040	37,534
Discovery Communications, Inc. Class C	4,210	298,447

	Shares	Value
Reference Entity - Long
United States (continued)
Exelis, Inc.	97	$1,083
Expedia, Inc.	1,048	58,520
Express Scripts Holding Co.	6,137	364,354
Federal Realty Investment Trust	19	2,223
Federated Investors, Inc., Class B	51	1,171
First Solar, Inc.	112	5,215
Foot Locker, Inc.	709	24,723
Google, Inc., Class A	112	92,352
Groupon, Inc.	1,875	11,437
HCA Holdings, Inc.	4,390	175,117
IAC/InterActiveCorp.	206	9,696
Infinity Pharmaceuticals, Inc.	94	4,050
International Flavors & Fragrances, Inc.	217	16,750
Jabil Circuit, Inc.	2,081	37,042
JPMorgan Chase & Co.	2,898	142,031
Kraft Foods Group, Inc.	397	20,442
Lamar Advertising Co., Class A	1,362	63,769
Lear Corp.	6,975	403,015
Lender Processing Services, Inc.	238	6,602
Lorillard, Inc.	7,304	313,269
LSI Corp.	1,889	12,354
Marathon Petroleum Corp.	339	26,564
Matson, Inc.	4,319	101,669
Mead Johnson Nutrition Co.	965	78,252
Meredith Corp.	45	1,747
Michael Kors Holdings Ltd.	1,221	69,524
Monsanto Co.	3,594	383,911
The NASDAQ OMX Group, Inc.	629	18,543
NVR, Inc.	385	396,550
Phillips 66	980	59,731
priceline.com, Inc.	387	269,348
Prudential Financial, Inc.	623	37,642
PulteGroup, Inc.	80	1,679
Raymond James Financial, Inc.	1,089	45,106
Realogy Holdings Corp.	4,814	231,072
Reinsurance Group of America, Inc.	360	22,518
Rock-Tenn Co., Class A	14	1,402
Rovi Corp.	436	10,198
Ryder System, Inc.	42	2,439
Service Corp. International	2,384	40,242
Sirona Dental Systems, Inc.	10	735
Solera Holdings, Inc.	107	6,161
Spirit AeroSystems Holdings, Inc., Class A	27,349	546,707
Starbucks Corp.	1,496	91,017
Telephone & Data Systems, Inc.	2,690	60,364
Thor Industries, Inc.	1,083	40,168
Thoratec Corp.	831	30,082
TJX Cos., Inc.	721	35,163
TripAdvisor, Inc.	4,377	230,143
VeriSign, Inc.	2,597	119,644
Visteon Corp.	170	9,994
WABCO Holdings, Inc.	459	33,154
Weight Watchers International, Inc.	44	1,855
Western Digital Corp.	293	16,197
Western Refining, Inc.	1,003	31,003

BLACKROCK GLOBAL LONG/SHORT EQUITY FUND	APRIL 30, 2013	7

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund
	Shares	Value
Reference Entity - Long
United States (concluded)
Westlake Chemical Corp.	10	$831
Whirlpool Corp.	146	16,685
Xerox Corp.	269	2,308
XL Group Plc	38	1,183
Zebra Technologies Corp., Class A	46	2,146
Zoetis, Inc.	435	14,364
		8,201,495
Total Reference Entity - Long		8,939,930

Reference Entity - Short
Canada
Kodiak Oil & Gas Corp.	(18,294)	(143,242)
Ireland
Accenture Plc, Class A	(1,178)	(95,936)
Israel
Stratasys Ltd.	(103)	(8,554)
Netherlands
InterXion Holding NV	(129)	(3,229)
Norway
Teekay Corp.	(59)	(2,101)
Switzerland
Weatherford International Ltd.	(772)	(9,874)
United Kingdom
Rowan Cos. Plc	(74)	(2,407)
United States
Acuity Brands, Inc.	(164)	(11,965)
ADTRAN, Inc.	(184)	(3,864)
Aeropostale, Inc.	(6,664)	(97,694)
Air Products & Chemicals, Inc.	(1,866)	(162,267)
Akamai Technologies, Inc.	(97)	(4,259)
Albemarle Corp.	(23)	(1,409)
Allegheny Technologies, Inc.	(1,527)	(41,198)
Approach Resources, Inc.	(3,154)	(74,813)
Aptargroup, Inc.	(409)	(22,945)
Ascena Retail Group, Inc.	(148)	(2,738)
Atmel Corp.	(5,029)	(32,538)
Barnes & Noble, Inc.	(41)	(743)
Berry Petroleum Co., Class A	(3,181)	(152,402)
Big Lots, Inc.	(1,026)	(37,367)
BioMarin Pharmaceutical, Inc.	(5,859)	(384,350)
Booz Allen Hamilton Holding Corp.	(85)	(1,291)
Buckeye Technologies, Inc.	(28)	(1,053)
C&J Energy Services, Inc.	(66)	(1,306)
Cabela's, Inc.	(3,317)	(212,951)
Cabot Corp.	(1,644)	(61,749)
Campbell Soup Co.	(16,427)	(762,377)
CarMax, Inc.	(1,732)	(79,741)
Carpenter Technology Corp.	(41)	(1,843)
Carrizo Oil & Gas, Inc.	(954)	(23,106)
Charles River Laboratories International, Inc.	(94)	(4,088)
Chesapeake Energy Corp.	(4,420)	(86,367)

	Shares	Value
Reference Entity - Short
United States (continued)
Ciena Corp.	(7,407)	$(110,809)
CLARCOR, Inc.	(53)	(2,740)
Clean Harbors, Inc.	(1,093)	(62,268)
Cliffs Natural Resources, Inc.	(756)	(16,133)
The Coca-Cola Co.	(1,167)	(49,399)
Compass Minerals International, Inc.	(272)	(23,539)
Concur Technologies, Inc.	(8,402)	(614,270)
Constellation Brands, Inc.	(267)	(13,176)
The Corporate Executive Board Co.	(17)	(958)
DeVry, Inc.	(2,921)	(81,817)
Diamond Offshore Drilling, Inc.	(1,797)	(124,173)
Donaldson Co., Inc.	(74)	(2,692)
DreamWorks Animation SKG, Inc., Class A	(256)	(4,936)
Dun & Bradstreet Corp.	(419)	(37,061)
Eaton Vance Corp.	(430)	(17,148)
Enbridge Energy Management LLC	(53)	(1,575)
Endo Health Solutions, Inc.	(843)	(30,888)
Energen Corp.	(265)	(12,566)
Family Dollar Stores, Inc.	(1,500)	(92,055)
FirstEnergy Corp.	(24)	(1,118)
Forum Energy Technologies, Inc.	(91)	(2,531)
Fulton Financial Corp.	(77)	(852)
Genesee & Wyoming, Inc., Class A	(198)	(16,870)
Guess?, Inc.	(11,645)	(322,334)
Gulfmark Offshore, Inc., Class A	(51)	(2,123)
Halcon Resources Corp.	(2,474)	(16,180)
Health Care REIT, Inc.	(270)	(20,242)
Health Management Associates, Inc.	(30,774)	(353,593)
Hecla Mining Co.	(443)	(1,506)
HMS Holdings Corp.	(5,892)	(148,537)
Hornbeck Offshore Services, Inc.	(1,434)	(64,415)
Hospira, Inc.	(77)	(2,550)
The Howard Hughes Corp.	(19)	(1,793)
Integrated Device Technology, Inc.	(12,535)	(89,124)
International Rectifier Corp.	(1,411)	(29,927)
Intrepid Potash, Inc.	(4,831)	(88,939)
Ironwood Pharmaceuticals, Inc.	(321)	(4,882)
ITC Holdings Corp.	(127)	(11,712)
Janus Capital Group, Inc.	(4,941)	(44,074)
Kellogg Co.	(4,281)	(278,436)
Kimberly-Clark Corp.	(544)	(56,135)
Kohl's Corp.	(729)	(34,307)
Landstar System, Inc.	(38)	(2,077)
Laredo Petroleum Holdings, Inc.	(8,405)	(144,566)
Liberty Global, Inc.	(15)	(1,015)
Liberty Global, Inc., Class A	(1,140)	(82,502)
McMoRan Exploration Co.	(6,341)	(104,944)
MEDNAX, Inc.	(87)	(7,720)
Mercury General Corp.	(155)	(7,085)
Molson Coors Brewing Co.	(60)	(3,096)
The Mosaic Co.	(2,289)	(140,979)
Navistar International Corp.	(3,654)	(121,020)
Netflix, Inc.	(54)	(11,668)
Northern Oil and Gas, Inc.	(556)	(7,167)

BLACKROCK GLOBAL LONG/SHORT EQUITY FUND	APRIL 30, 2013	8

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund
	Shares	Value
Reference Entity - Short
United States (continued)
ON Semiconductor Corp.	(15,588)	$(122,522)
Onyx Pharmaceuticals, Inc.	(227)	(21,520)
PACCAR, Inc.	(68)	(3,385)
Palo Alto Networks, Inc.	(107)	(5,789)
PartnerRe Ltd.	(12)	(1,132)
Praxair, Inc.	(3,352)	(383,134)
Questar Corp.	(5,949)	(151,045)
Realty Income Corp.	(1,455)	(74,161)
Regis Corp.	(59)	(1,106)
Rex Energy Corp.	(1,938)	(31,144)
Rockwell Collins, Inc.	(1,039)	(65,374)
Royal Gold, Inc.	(735)	(40,851)
SEACOR Holdings, Inc.	(867)	(62,519)
ServiceNow, Inc.	(106)	(4,342)
Sotheby's	(4,035)	(143,162)
The Southern Co.	(1,332)	(64,242)
Spectra Energy Corp.	(395)	(12,454)
TCF Financial Corp.	(7,783)	(113,243)
TECO Energy, Inc.	(3,860)	(73,842)
Texas Instruments, Inc.	(58)	(2,100)
Tidewater, Inc.	(50)	(2,622)
Tiffany & Co.	(2,674)	(197,020)
Ulta Salon Cosmetics & Fragrance, Inc.	(48)	(4,207)
Vectren Corp.	(41)	(1,540)
Waste Management, Inc.	(70)	(2,869)
WellCare Health Plans, Inc.	(165)	(9,621)
WGL Holdings, Inc.	(80)	(3,698)
World Fuel Services Corp.	(94)	(3,812)
WPX Energy, Inc.	(186)	(2,907)
		(7,396,010)
Total Reference Entity – Short		(7,661,352)
Net Value of Reference Entity – Goldman Sachs Group, Inc.		1,278,578

The following table represents the individual long and short positions and related values of the basket of equity securities underlying the total return swap with UBS AG as of April 30, 2013:

Reference Entity - Long
Australia
BlueScope Steel Ltd.	66,132	340,529
Goodman Fielder Ltd.	28,718	23,093
JB Hi-Fi Ltd.	7,368	122,328
Qantas Airways Ltd.	90,453	178,263
		664,213
Austria
AMS AG	1,773	165,325
Voestalpine AG	214	6,710
		172,035

	Shares	Value
Reference Entity - Long
Canada
Gildan Activewear, Inc.	3,580	$143,953
Rogers Communications, Inc., Class B	429	21,160
Westjet Airlines Ltd.	1,457	35,693
		200,806
Denmark
A.P. Moller - Maersk A/S, Class B	3	21,346
France
Altran Technologies SA	396	3,118
Arkema	784	73,498
BNP Paribas SA	48	2,676
Cie Generale des Etablissements Michelin, Class B	1,617	136,737
Nexans SA	84	3,860
Societe Generale SA	8,147	295,956
Technicolor SA	175	729
Teleperformance	5,713	251,249
		767,823
Germany
Aareal Bank AG	12,224	294,608
Allianz SE, Registered Shares	284	42,010
Bayerische Motoren Werke AG	283	26,169
Commerzbank AG	73	985
Continental AG	1,825	217,080
Deutsche Bank AG, Registered Shares	4,555	209,681
Deutsche Lufthansa AG, Registered Shares	19,948	399,407
Duerr AG	1,073	122,306
E.ON AG	2,479	45,020
Fresenius Medical Care AG & Co. KGaA	40	2,756
Fresenius SE & Co. KGaA	999	125,327
Gildemeister AG	547	12,369
Hochtief AG	735	51,138
Merck KGaA	139	21,176
Rheinmetall AG	64	3,039
Telefonica Deutschland Holding AG	104	827
ThyssenKrupp AG	553	10,025
TUI AG	21,887	232,424
		1,816,347
Ireland
Smurfit Kappa Plc	95	1,412
Italy
Autogrill SpA	693	8,974
Japan
Aiful Corp.	5,300	60,553
Anritsu Corp.	100	1,495
Aozora Bank Ltd.	4,000	12,532
Canon, Inc.	500	17,982
Daikyo, Inc.	4,000	15,470

BLACKROCK GLOBAL LONG/SHORT EQUITY FUND	APRIL 30, 2013	9

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund
	Shares	Value
Reference Entity - Long
Japan (concluded)
Dena Co. Ltd.	700	$19,940
Disco Corp.	100	6,462
Gree, Inc.	2,600	33,326
GungHo Online Entertainment, Inc.	16	151,395
HIS Co. Ltd.	3,300	142,332
Horiba Ltd.	300	10,846
House Foods Corp.	200	3,488
Isuzu Motors Ltd.	61,000	406,524
Izumi Co. Ltd.	100	2,698
The Japan Steel Works Ltd.	1,000	5,080
Kyocera Corp.	100	10,172
Leopalace21 Corp.	14,400	79,811
Matsui Securities Co. Ltd.	900	11,327
Mitsubishi UFJ Financial Group, Inc.	500	3,393
Mitsui & Co. Ltd.	100	1,378
Mizuho Financial Group, Inc.	9,200	20,244
Moshi Moshi Hotline, Inc.	100	1,481
Nexon Co. Ltd.	3,500	42,494
Nomura Holdings, Inc.	25,800	210,856
North Pacific Bank Ltd.	200	689
Oriental Land Co. Ltd.	200	32,334
Senshu Ikeda Holdings, Inc.	200	1,058
Shikoku Electric Power Co., Inc.	500	9,064
Ship Healthcare Holdings, Inc.	1,900	73,134
Tokyu Corp.	2,000	15,860
UNY Group Holdings Co. Ltd	600	4,270
Wacom Co. Ltd.	1	4,583
		1,412,271
Netherlands
Aegon NV	45,535	304,162
CSM	5,960	133,412
ING Groep NV - CVA	1,485	12,233
		449,807
Norway
Petroleum Geo-Services ASA	2,617	38,303
Storebrand ASA	31,723	144,711
		183,014
Spain
Amadeus IT Holding SA, Class A Shares	3,621	106,843
Banco Popular Espanol SA	16,099	12,535
Banco Santander SA	7,495	54,125
Ebro Foods SA	134	2,749
Ferrovial SA	54	893
Gas Natural SDG SA	1,293	27,075
Iberdrola SA	397	2,135
Inditex SA	2,377	319,006
Tecnicas Reunidas SA	328	15,883
Telefonica SA	2,226	32,594
Viscofan SA	243	12,622
		586,460

	Shares	Value
Reference Entity - Long
Switzerland
Glencore International Plc	439	$2,170
United Kingdom
African Minerals Ltd.	332	1,133
Aggreko Plc	796	22,066
Antofagasta Plc	347	4,869
Ashtead Group Plc	75,600	691,396
Burberry Group Plc	1,431	29,770
Dialog Semiconductor Plc	212	2,525
Dixons Retail Plc	455,178	249,020
DS Smith Plc	350	1,272
easyJet Plc	10,563	183,685
Home Retail Group Plc	63,145	152,924
Imagination Technologies Group Plc	768	5,088
InterContinental Hotels Group Plc	245	7,239
Pace Plc	28,093	108,354
Playtech Ltd.	163	1,552
Premier Oil Plc	1,925	11,151
QinetiQ Group Plc	447	1,316
Royal Bank of Scotland Group Plc	7,743	36,948
Shire Plc	7,804	243,266
Spectris Plc	3,645	119,650
TalkTalk Telecom Group Plc	2,324	9,050
		1,882,274
United States
Brookfield Infrastructure Partners LP	225	8,717
Coastal Energy Co.	10,362	198,610
		207,327
Total Reference Entity - Long		8,376,279

Reference Entity - Short
Australia
Alumina Ltd.	(254,788)	(254,787)
Ansell Ltd.	(1,310)	(21,479)
Aquila Resources Ltd.	(40,696)	(78,290)
Australand Property Group	(301)	(1,170)
Bank of Queensland Ltd.	(360)	(3,748)
Bendigo and Adelaide Bank Ltd.	(499)	(5,727)
Boral Ltd.	(2,178)	(11,305)
Bradken Ltd.	(1,183)	(6,314)
CFS Retail Property Trust Group	(1,256)	(2,862)
Commonwealth Property Office Fund	(5,999)	(7,209)
CSR Ltd.	(15,117)	(31,838)
DUET Group	(4,625)	(11,786)
Energy Resources of Australia Ltd.	(15,802)	(16,871)
Envestra Ltd.	(4,230)	(4,600)
Fairfax Media Ltd.	(4,408)	(2,973)
GWA Group Ltd.	(33,135)	(89,061)
Harvey Norman Holdings Ltd.	(88,440)	(275,330)

BLACKROCK GLOBAL LONG/SHORT EQUITY FUND	APRIL 30, 2013	10

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund
	Shares	Value
Reference Entity - Short
Australia (concluded)
Iluka Resources Ltd.	(20,632)	$(191,679)
Incitec Pivot Ltd.	(12,463)	(37,396)
Linc Energy Ltd.	(20,163)	(40,222)
Lynas Corp. Ltd.	(84,906)	(44,522)
Macquarie Atlas Roads Group	(2,273)	(3,961)
Mineral Resources Ltd.	(937)	(9,488)
New Hope Corp. Ltd.	(290)	(1,126)
Newcrest Mining Ltd.	(13,107)	(229,614)
Nufarm Ltd.	(429)	(1,871)
OZ Minerals Ltd.	(2,809)	(12,590)
Paladin Energy Ltd.	(291,502)	(229,289)
PanAust Ltd.	(1,136)	(2,744)
QBE Insurance Group Ltd.	(202)	(2,804)
Regis Resources Ltd.	(2,738)	(10,812)
Santos Ltd.	(595)	(7,643)
Seek Ltd.	(8,461)	(98,164)
Seven West Media Ltd.	(1,478)	(3,067)
Spark Infrastructure Group	(38,403)	(71,277)
Tatts Group Ltd.	(2,124)	(7,203)
Ten Network Holdings Ltd.	(650,424)	(209,120)
Toll Holdings Ltd.	(821)	(4,857)
Treasury Wine Estates Ltd.	(14,158)	(85,811)
UGL Ltd.	(90)	(939)
Whitehaven Coal Ltd.	(80,604)	(163,160)
WorleyParsons Ltd.	(172)	(4,066)
		(2,298,775)
Belgium
Nyrstar	(1,889)	(9,221)
Canada
Agnico Eagle Mines Ltd.	(1,433)	(46,257)
Bell Aliant, Inc.	(55)	(1,471)
Calfrac Well Services Ltd.	(62)	(1,575)
Capital Power Corp.	(508)	(11,098)
CGI Group, Inc., Class A	(12,090)	(382,819)
Detour Gold Corp.	(246)	(2,960)
Enerplus Corp.	(17,618)	(248,675)
Franco-Nevada Corp.	(1,653)	(71,964)
MEG Energy Corp.	(43)	(1,230)
SNC-Lavalin Group, Inc.	(583)	(25,161)
Tahoe Resources, Inc.	(53)	(921)
Trican Well Service Ltd.	(1,600)	(20,900)
Turquoise Hill Resources Ltd.	(15,374)	(108,348)
Veresen, Inc.	(499)	(6,677)
		(930,056)
China
Shandong Weigao Group Medical Polymer Co. Ltd.	(4,000)	(3,853)
Zijin Mining Group Co. Ltd.	(20,000)	(5,933)
		(9,786)
Denmark
Pandora A/S	(549)	(16,798)

	Shares	Value
Reference Entity - Short
France
Accor SA	(5,966)	$(197,543)
Edenred	(250)	(8,329)
		(205,872)
Germany
ElringKlinger AG	(3,380)	(110,537)
Kloeckner & Co. SE	(4,473)	(54,144)
MAN SE	(110)	(12,342)
Puma SE	(1,123)	(348,217)
		(525,240)
Ireland
Dragon Oil Plc	(1,110)	(10,937)
Italy
Atlantia SpA	(355)	(6,347)
Banca Popolare di Milano Scarl	(26,601)	(17,813)
Fiat Industrial SpA	(23,872)	(269,570)
Mediaset SpA	(60,996)	(157,940)
Snam SpA	(123,935)	(609,899)
		(1,061,569)
Japan
Dentsu, Inc.	(1,100)	(38,240)
Hirose Electric Co. Ltd.	(200)	(28,758)
Isetan Mitsukoshi Holdings Ltd.	(200)	(3,188)
J Trust Co. Ltd.	(100)	(4,107)
K's Holdings Corp.	(400)	(14,101)
The Kansai Electric Power Co., Inc.	(5,700)	(69,639)
Kose Corp.	(100)	(2,612)
Kyushu Electric Power Co., Inc.	(3,700)	(51,109)
Mitsui OSK Lines Ltd.	(2,000)	(8,329)
Murata Manufacturing Co. Ltd.	(200)	(16,287)
NEC Corp.	(32,000)	(83,130)
Nikon Corp.	(1,400)	(30,473)
Nisshin Steel Holdings Co. Ltd.	(100)	(842)
Rohm Co. Ltd.	(300)	(10,605)
Sega Sammy Holdings, Inc.	(400)	(10,509)
Shinsei Bank Ltd.	(3,000)	(8,420)
Toyobo Co. Ltd.	(2,000)	(3,490)
Yakult Honsha Co. Ltd.	(500)	(21,794)
		(405,633)
Luxembourg
Eurofins Scientific	(17)	(3,695)
Millicom International Cellular SA	(370)	(30,389)
Oriflame Cosmetics SA	(150)	(5,438)
		(39,522)
Mongolia
Mongolian Mining Corp.	(4,000)	(1,186)
Netherlands
Fugro NV	(1,460)	(84,353)
BLACKROCK GLOBAL LONG/SHORT EQUITY FUND	APRIL 30, 2013	11

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund
	Shares	Value
Reference Entity - Short
Norway
Fred Olsen Energy ASA	(35)	$(1,527)
Norsk Hydro ASA	(40,375)	(190,150)
		(191,677)
Portugal
Banco Espirito Santo SA	(1,109)	(1,271)
Jeronimo Martins SGPS SA	(121)	(2,882)
Portugal Telecom SGPS SA	(51,823)	(270,402)
		(274,555)
Singapore
Yangzijiang Shipbuilding Holdings Ltd.	(3,000)	(2,323)
Spain
EDP Renovaveis SA	(383)	(1,996)
Mapfre SA	(17,642)	(64,615)
Sacyr Vallehermoso SA	(836)	(1,740)
		(68,351)

	Shares	Value
Reference Entity - Short
Sweden
Skanska AB, B Shares	(5,788)	$(98,742)
Volvo AB, B Shares	(5,694)	(78,918)
		(177,660)
Switzerland
Clariant AG	(247)	(3,614)
Galenica AG	(15)	(9,849)
Kuehne + Nagel International AG	(3,513)	(402,390)
Temenos Group AG	(4,590)	(108,551)
		(524,404)
United Kingdom
Essar Energy Plc	(105,750)	(235,479)
Ferrexpo Plc	(8,220)	(22,931)
Hunting Plc	(14,138)	(177,542)
Vedanta Resources Plc	(9,482)	(179,420)
		(615,372)
Total Reference Entity – Short		(7,453,290)
Net Value of Reference Entity – UBS AG		922,989

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access
•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

BLACKROCK GLOBAL LONG/SHORT EQUITY FUND	APRIL 30, 2013	12

Schedule of Investments (concluded)	BlackRock Global Long/Short Equity Fund

The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities	$27,726,778	—	—	$27,726,778

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	—	$1,112,131	—	$1,112,131
Foreign currency exchange contracts	—	2	—	2
Liabilities:
Equity contracts		(113,151)		(113,151)
Foreign currency exchange contracts	—	(18)	—	(18)
Total	—	$998,964	—	$998,964

1 Derivative financial instruments are swaps and foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of April 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$80,207	—	—	80,207
Liabilities:
Cash received as collateral for swaps	—	$(1,115,232)	—	$(1,115,232)
Total	$80,207	$(1,115,232)	—	$(1,035,025)
BLACKROCK GLOBAL LONG/SHORT EQUITY FUND	APRIL 30, 2013	13

Consolidated Schedule of Investments April 30, 2013 (Unaudited)	BlackRock India Fund (Percentages shown are based on Net Assets)
	Shares	Value
Common Stocks
Auto Components — 1.5%
Motherson Sumi Systems Ltd.	23,384	$84,802
Automobiles — 3.7%
Bajaj Auto Ltd.	1,002	35,021
Maruti Suzuki India Ltd.	1,675	54,318
Tata Motors Ltd.	3,090	17,049
Tata Motors Ltd., Class A	34,172	109,836
		216,224
Beverages — 3.8%
United Breweries Ltd.	1,339	18,257
United Spirits Ltd.	4,892	200,760
		219,017
Chemicals — 1.7%
Godrej Industries Ltd.	6,241	35,848
Gujarat State Fertilisers & Chemicals Ltd.	8,800	8,968
Pidilite Industries Ltd.	8,698	40,322
Solar Industries India Ltd.	730	13,786
		98,924
Commercial Banks — 22.4%
HDFC Bank Ltd.	18,083	229,605
ICICI Bank Ltd.	17,470	379,374
IndusInd Bank Ltd.	22,458	195,093
ING Vysya Bank Ltd.	3,478	39,205
Karur Vysya Bank Ltd.	11,614	100,963
Punjab National Bank	3,829	55,772
State Bank of India	5,407	227,660
Union Bank of India	15,624	71,109
		1,298,781
Construction & Engineering — 1.7%
Larsen & Toubro Ltd.	3,563	100,177
Construction Materials — 1.7%
Grasim Industries Ltd.	626	35,436
Shree Cement Ltd.	768	64,269
		99,705
Consumer Finance — 3.3%
Bajaj Finance Ltd.	3,205	72,951
Mahindra & Mahindra Financial Services Ltd.	14,486	61,418
Shriram City Union Finance Ltd.	2,893	55,167
		189,536
Diversified Financial Services — 1.7%
IDFC Ltd. (FKA Infrastructure Development Finance Co. Ltd.)	20,705	58,904
Power Finance Corp. Ltd.	10,320	37,394
		96,298
Electric Utilities — 2.4%
CESC Ltd.	8,486	45,092
Power Grid Corp. of India Ltd.	17,499	36,483

	Shares	Value
Common Stocks
Electric Utilities (concluded)
Tata Power Co. Ltd.	32,577	$57,304
		138,879
Electrical Equipment — 0.8%
Havells India Ltd.	4,001	48,932
Food Products — 1.4%
Nestlé India Ltd.	415	38,371
Tata Global Beverages Ltd.	14,696	40,259
		78,630
Gas Utilities — 0.7%
GAIL India Ltd.	6,192	40,436
Household Products — 1.5%
Hindustan Unilever Ltd.	5,517	59,783
Jyothy Laboratories Ltd.	8,570	28,096
		87,879
Industrial Conglomerates — 2.6%
Jaiprakash Associates Ltd.	49,475	69,281
MAX India Ltd.	19,651	79,076
		148,357
IT Services — 10.5%
CMC Ltd.	650	16,011
HCL Technologies Ltd.	2,208	29,539
Hexaware Technologies Ltd.	17,086	26,046
Infosys Ltd.	6,203	256,934
Satyam Computer Services Ltd. (a)	7,484	15,356
Tata Consultancy Services Ltd.	6,524	166,984
Tech Mahindra Ltd.	4,065	72,237
Wipro Ltd.	4,170	26,982
		610,089
Media — 1.8%
Dish TV India Ltd. (a)	33,767	42,463
Sun TV Network Ltd.	1,464	11,356
Zee Entertainment Enterprises Ltd.	11,760	51,137
		104,956
Metals & Mining — 2.9%
Hindalco Industries Ltd.	33,814	61,284
NMDC Ltd.	5,417	12,666
Sterlite Industries India Ltd.	32,651	58,594
Tata Steel Ltd.	6,060	34,176
		166,720
Multiline Retail — 0.7%
Future Retail Ltd. (FKA Pantaloon Retail India Ltd.) (a)	13,386	38,332
Peter England Fashions and Retail Ltd. (a)	2,677	3,975
		42,307
Oil, Gas & Consumable Fuels — 11.8%
Bharat Petroleum Corp. Ltd.	25,297	194,407
Cairn India Ltd.	9,547	55,397

BLACKROCK INDIA FUND	APRIL 30, 2013	1

Consolidated Schedule of Investments (continued)	BlackRock India Fund (Percentages shown are based on Net Assets)
	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels (concluded)
Coal India Ltd.	7,907	$46,916
Oil & Natural Gas Corp. Ltd.	25,357	154,051
Reliance Industries Ltd.	15,826	231,844
		682,615
Personal Products — 0.5%
Marico Ltd.	6,727	28,144
Pharmaceuticals — 7.7%
Cadila Healthcare Ltd.	872	12,710
Dr. Reddy's Laboratories Ltd.	3,571	134,702
Glenmark Pharmaceuticals Ltd.	8,178	74,001
Lupin Ltd.	2,990	39,051
Strides Arcolab Ltd.	1,923	30,606
Sun Pharma Advanced Research Co. Ltd. (a)	19,731	45,411
Sun Pharmaceutical Industries Ltd.	1,606	28,368
Wockhardt Ltd. (a)	2,261	80,005
		444,854
Real Estate Management & Development — 1.0%
Prestige Estates Projects Ltd.	5,320	16,564
Sobha Developers Ltd.	5,784	44,547
		61,111
Software — 3.3%
NIIT Technologies Ltd.	22,902	110,600
Oracle Financial Services Software Ltd. (a)	1,671	81,573
		192,173
Textiles, Apparel & Luxury Goods — 1.1%
Arvind Ltd.	25,739	37,633
Bata India Ltd.	1,788	24,780
		62,413

	Shares	Value
Common Stocks
Thrifts & Mortgage Finance — 2.0%
Housing Development Finance Corp.	7,235	$113,968
Tobacco — 2.4%
ITC Ltd.	22,342	136,520
Transportation Infrastructure — 0.4%
Adani Ports and Special Economic Zone	7,833	21,101
Wireless Telecommunication Services — 2.3%
Bharti Airtel Ltd.	22,231	131,839
Total Long-Term Investments (Cost – $5,099,241) – 99.3%		5,745,387

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (b)(c)	51,874	51,874
Total Short-Term Securities (Cost – $51,874) – 0.9%		51,874
Total Investments (Cost - $5,151,115*) – 100.2%		5,797,261
Liabilities in Excess of Other Assets – (0.2)%		(8,931)
Net Assets – 100.0%		$5,788,330
* As of April 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$5,348,316
Gross unrealized appreciation		$792,158
Gross unrealized depreciation		(343,213)
Net unrealized appreciation		$448,945

Notes to Consolidated Schedule of Investments

(a)	Non-income producing security.
(b)	Investments in issuers considered to be an affiliate of the Fund during the period ended April 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliate	Shares Held at July 31, 2012	Net Activity	Shares Held at April 30, 2013	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	32,591	19,283	51,874	$58

(c) Represents the current yield as of report date.

BLACKROCK INDIA FUND	APRIL 30, 2013	2

Consolidated Schedule of Investments (continued)	BlackRock India Fund
Portfolio Abbreviation

FKA                Formerly Known As

•	For Fund compliance purposes, the Fund's sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.
•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access
•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments:
Common Stocks:
Auto Components	—	$84,802	—	$84,802
Automobiles	—	216,224	—	216,224
Beverages	$200,760	18,257	—	219,017
Chemicals	13,786	85,138	—	98,924
Commercial Banks	—	1,298,781	—	1,298,781
Construction & Engineering	—	100,177	—	100,177
Construction Materials	—	99,705	—	99,705
Consumer Finance	—	189,536	—	189,536
Diversified Financial Services	—	96,298	—	96,298
Electric Utilities	—	138,879	—	138,879
Electrical Equipment	—	48,932	—	48,932
Food Products	38,371	40,259	—	78,630
Gas Utilities	—	40,436	—	40,436
Household Products	59,783	28,096	—	87,879
Industrial Conglomerates	—	148,357	—	148,357
IT Services	16,011	594,078	—	610,089
Media	—	104,956	—	104,956
Metals & Mining	—	166,720	—	166,720
Multiline Retail	38,332	—	$3,975	42,307

BLACKROCK INDIA FUND	APRIL 30, 2013	3

Consolidated Schedule of Investments (concluded)	BlackRock India Fund
		Level 1	Level 2	Level 3	Total
Common Stocks (concluded):
	Oil, Gas & Consumable Fuels	—	$682,615	—	$682,615
	Personal Products	$28,144	—	—	28,144
	Pharmaceuticals	92,715	352,139	—	444,854
	Real Estate Management & Development	—	61,111	—	61,111
	Software	—	192,173	—	192,173
	Textiles, Apparel & Luxury Goods	—	62,413	—	62,413
	Thrifts & Mortgage Finance	—	113,968	—	113,968
	Tobacco	—	136,520	—	136,520
	Transportation Infrastructure	—	21,101	—	21,101
	Wireless Telecommunication Services	—	131,839	—	131,839
	Short-Term Securities	51,874	—	—	51,874
Total		$539,776	$5,253,510	$3,975	$5,797,261

Certain of the Fund's investments that are categorized as Level 3 were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of April 30, 2013, foreign currency at value of $208,484 is categorized as Level 1 within the disclosure hierarchy.

Certain foreign securities are fair valued utilizing an external pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the disclosure hierarchy. As of July 31, 2012, there were securities with a value of $289,732 that were systematically fair valued due to significant market movements, but were not valued using systematic fair values as of April 30, 2013. Therefore, these securities were transferred from Level 2 to Level 1 during the period July 31, 2012 to April 30, 2013.

BLACKROCK INDIA FUND	APRIL 30, 2013	4

Item 2 – Controls and Procedures

2(a) –     The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –     There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Funds

Date: June 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Funds

Date: June 24, 2013

By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock Funds

Date: June 24, 2013